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BLUE CHIP

CASH MANAGEMENT

DISCOVERY

GOVERNMENT

GROWTH

HIGH YIELD

INTERNATIONAL SECURITIES

INVESTMENT GRADE

TARGET MATURITY 2007

TARGET MATURITY 2010

UTILITIES INCOME



LIFE SERIES FUNDS



SEMI - ANNUAL REPORT
JUNE 30, 1999

MARKET OVERVIEW
FIRST INVESTORS LIFE SERIES FUND

Dear Investor:

We are pleased to present this Market Overview for the semi-annual report for the First Investors Life Series funds for the six month period ended June 30, 1999. The period under review was characterized by a strong U.S. economy, rising interest rates and a climbing stock market.

THE ECONOMY

The U.S. economy, now in its ninth year of expansion, continued its remarkable performance. Economic growth in the first quarter of 1999 was strong, with the Gross Domestic Product (GDP) growing by 4.3% on an annualized basis. The momentum continued into the second quarter, with growth of 2.3% on an annualized basis. Although the economy continued to expand, inflation stayed under control. As of June 30, the rate of inflation for the previous 12 months was 2% as measured by the Consumer Price Index (CPI). The unemployment rate remained near its lowest level in 30 years at 4.3%. Rising personal income, high consumer confidence, wealth from stock market gains and home price appreciation combined to power economic growth.

THE EQUITY MARKET

During the reporting period, most sectors of the equity market posted strong gains, driven largely by the vibrant domestic economy, healthy corporate earnings and subsiding concerns about inflation. There was a dramatic rotation among equity sectors during the period, as investors responded to perceived economic changes.

As the first quarter of 1999 began, investors were concerned about a possible slowing economy and a deteriorating corporate profit outlook for the year. Investors gravitated toward "growth" stocks, placing their bets on promising companies that they felt had the potential to grow at a rate faster than that of the economy. Early in the year, high-flying Internet stocks led the equity rally. Prominent technology companies continued to flourish as investors theorized that they would be able to post strong earnings despite an economic slowdown. The continued growth of Internet-related businesses helped boost the performances of providers of telecommunications services by fueling the need for greater bandwidth. In addition, leading hardware, software and networking companies' strong gains were propelled by the Internet phenomenon. In general, the returns of stocks of large capitalization companies outpaced those of medium capitalization and small capitalization companies for the first quarter.

In the second quarter of 1999, a number of economic influences triggered a pronounced shift in the equity environment. Economic data showed that earlier fears of sluggish growth were unjustified and that the U.S. economy remained surprisingly strong. In the international arena, economies throughout the world were generally healthy thanks to the stabilization of many emerging markets and central bank intervention aimed to keep interest rates and inflation low. Amid this good news,

FIRST INVESTORS LIFE SERIES FUND

concerns mounted that the strong economic climate would spur inflation and raise interest rates. This boosted the stock performances of old-line industries whose sales jump when the economy booms and inflation rises.

The stocks of once lagging sectors such as metals, energy, basic materials, chemicals, paper and other classic cyclicals produced strong gains. The rising interest rate environment caused investors to pull away from growth-oriented and technology/ Internet-related companies whose high price to earnings ratio made them appear overvalued. In a stunning reversal, the stocks of small-cap companies outpaced large-and mid-cap firms. Their gains were powered by strong earnings reports and heavy mergers and acquisition activity, as promising small companies were absorbed by larger firms.

THE BOND MARKET

During the first half of 1999, interest rates moved sharply higher, causing bond prices to decline. The 30-year U.S. Treasury rate rose from 5.10% on December 31 to 5.96% on June 30. The bellwether rate reached a high of 6.16% in June. This rising interest rate environment was driven by a number of factors, including the improvement of economies around the globe. With foreign economies and markets recovering from last year's financial markets crisis, the "flight to safety" which had benefited U.S. Treasuries reversed, as investors returned to riskier asset classes.

As well, the Federal Reserve became concerned that the continued strength of the U.S. economy, particularly when combined with tight labor markets, would lead to inflation. In an effort to preempt inflation, the Fed raised the Federal Funds rate 25 basis points (.25%), to 5%, on June 30. This tightening of monetary policy was a partial unwinding of last Fall's 75 basis point (.75%) decrease in the Federal Funds rate. Although the Fed has currently adopted a neutral stance toward interest rates, it remains alert to developments that may require further rate increases.

Among bond sectors, the high yield bond market provided the highest total returns over the past six months, as companies benefited from the strong economy and healthy earnings. The mortgage-backed bond market was the second best performing bond sector as higher rates substantially reduced prepayment risk. Treasury securities and investment grade corporate bonds had the lowest total returns among bond sectors, in large part due to heavy issuance of U.S. agency and corporate debt. Lastly, in June, long-term municipal bond yields rose to their highest level in over 18 months.

LOOKING AHEAD

Going forward, we remain optimistic that the equity market could produce positive gains for the remainder of the year. However, we are watchful that an economic downturn could negatively affect investor sentiment. As the year progresses, Year 2000 issues will increasingly hang over some stocks and industries. Overall, we are encouraged by the healthy fundamentals of the domestic economy and promising corporate earnings, which should create a positive backdrop for the equity market.

We anticipate that the bond market will remain stable, at best, for the next three to six months. The domestic economy remains strong, although inflation is not yet apparent. The Fed should remain vigilant in its mission to keep inflation under control. To this end, one or two additional interest rate hikes over the next six months are possible. The bond markets can potentially perform better in the next six to nine months if the economy slows, inflation remains low and the Fed is satisfied with the economic outlook.

Thank you for your continued confidence in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

     [SIGNATURE]
Clark D. Wagner
Chief Investment Officer
First Investors Management Company, Inc.

         [SIGNATURE]
Patricia D. Poitra
Director of Equities
First Investors Management Company, Inc.

July 30, 1999

PORTFOLIO OF INVESTMENTS
FIRST INVESTORS LIFE BLUE CHIP FUND
June 30, 1999

---------------------------------------------------------------------------------------
                                                                                 AMOUNT
                                                                               INVESTED
                                                                               FOR EACH
                                                                             $10,000 OF
   SHARES   SECURITY                                                  VALUE  NET ASSETS
---------------------------------------------------------------------------------------
            COMMON STOCKS--94.7%
            BASIC MATERIALS--2.1%
    7,200   Alcoa, Inc.                                        $    445,500     $    19
    7,600   Du Pont (E.I.) de Nemours & Company                     519,175          22
   27,800   Ecolab, Inc.                                          1,212,775          51
   67,400   Mead Corporation                                      2,813,950         119
 --------------------------------------------------------------------------------------
                                                                  4,991,400         211
 --------------------------------------------------------------------------------------
            CAPITAL GOODS--9.1%
   17,400   Deere & Company                                         689,475          29
   43,500   Ford Motor Company                                    2,455,031         104
   66,900   General Electric Company                              7,559,700         321
   55,100   Ingersoll-Rand Company                                3,560,838         151
   22,800   Pitney Bowes, Inc.                                    1,464,900          62
   60,600   Tyco International, Ltd.                              5,741,850         244
 --------------------------------------------------------------------------------------
                                                                 21,471,794         911
 --------------------------------------------------------------------------------------
            COMMUNICATION SERVICES--5.4%
   48,600   Bell Atlantic Corporation                             3,177,225         135
   31,400   GTE Corporation                                       2,378,550         101
   70,900   *MCI WorldCom, Inc.                                   6,115,125         260
   29,300   *Qwest Communications International, Inc.               968,731          41
 --------------------------------------------------------------------------------------
                                                                 12,639,631         537
 --------------------------------------------------------------------------------------
            CONSUMER CYCLICALS--8.8%
   29,200   *Abercrombie & Fitch Company  - Class "A"             1,401,600          59
   14,400   *Best Buy Company, Inc.                                 972,000          41
   50,400   *Costco Companies, Inc.                               4,035,150         171
   34,400   Home Depot, Inc.                                      2,216,650          94
   57,900   Masco Corporation                                     1,671,862          71
   48,800   McGraw-Hill Companies, Inc.                           2,632,150         112
   21,750   *Office Depot, Inc.                                     479,859          20
   34,000   Tribune Company                                       2,962,250         126
   92,000   Wal-Mart Stores, Inc.                                 4,439,000         188
 --------------------------------------------------------------------------------------
                                                                 20,810,521         882
 --------------------------------------------------------------------------------------
            CONSUMER STAPLES--14.0%
   52,800   Anheuser-Busch Companies, Inc.                        3,745,500         159
  121,600   *AT&T Corp.  - Liberty Media Group  - Class "A"       4,468,800         190
 --------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
                                                                                 AMOUNT
                                                                               INVESTED
                                                                               FOR EACH
                                                                             $10,000 OF
   SHARES   SECURITY                                                  VALUE  NET ASSETS
---------------------------------------------------------------------------------------
            CONSUMER STAPLES (continued)
   51,800   Bergen Brunswig Corporation  - Class "A"           $    893,550     $    38
   29,000   Bestfoods                                             1,435,500          61
   29,300   *Clear Channel Communications, Inc.                   2,019,869          86
   37,200   General Mills, Inc.                                   2,989,950         127
   40,200   *Kroger Company                                       1,123,087          48
  107,800   PepsiCo, Inc.                                         4,170,512         177
   27,100   Procter & Gamble Company                              2,418,675         103
   62,000   *Safeway, Inc.                                        3,069,000         130
   61,200   Time Warner, Inc.                                     4,498,200         191
   16,428   Unilever NV  - NY Shares (ADR)                        1,145,853          49
   21,900   *Viacom, Inc.  - Class "B"                              963,600          41
 --------------------------------------------------------------------------------------
                                                                 32,942,096       1,400
 --------------------------------------------------------------------------------------
            ENERGY--4.8%
   64,000   Baker Hughes, Inc.                                    2,144,000          91
   13,200   Chevron Corporation                                   1,256,475          53
   54,700   Exxon Corporation                                     4,218,737         179
    5,800   Mobil Corporation                                       574,200          24
   19,300   Royal Dutch Petroleum Company  - NY Shares (ADR)      1,162,825          49
   64,100   Sunoco, Inc.                                          1,935,019          82
 --------------------------------------------------------------------------------------
                                                                 11,291,256         478
 --------------------------------------------------------------------------------------
            FINANCIAL--16.4%
    9,300   American Express Company                              1,210,162          51
   34,400   American International Group, Inc.                    4,026,950         171
   79,600   Banc One Corporation                                  4,741,175         201
   29,889   Bank of America Corporation                           2,191,237          93
   20,800   Capital One Financial Corporation                     1,158,300          49
   56,400   Chase Manhattan Corporation                           4,885,650         207
   70,350   Citigroup, Inc.                                       3,341,625         142
   21,000   Fannie Mae                                            1,435,875          61
   63,800   First Union Corporation                               2,998,600         127
   33,700   Freddie Mac                                           1,954,600          83
   54,700   Hartford Financial Services Group, Inc.               3,189,694         135
   18,150   Jefferson-Pilot Corporation                           1,201,303          51
   72,900   MBNA Corporation                                      2,232,563          95
   14,700   Merrill Lynch & Company, Inc.                         1,175,081          50
 --------------------------------------------------------------------------------------

FIRST INVESTORS LIFE BLUE CHIP FUND
June 30, 1999

---------------------------------------------------------------------------------------
                                                                                 AMOUNT
                                                                               INVESTED
                                                                               FOR EACH
                                                                             $10,000 OF
   SHARES   SECURITY                                                  VALUE  NET ASSETS
---------------------------------------------------------------------------------------
            FINANCIAL (continued)
    7,100   Morgan Stanley Dean Witter & Company               $    727,750     $    31
   46,300   SLM Holding Corporation                               2,121,119          90
 --------------------------------------------------------------------------------------
                                                                 38,591,684       1,637
 --------------------------------------------------------------------------------------
            HEALTHCARE--11.1%
   26,900   Abbott Laboratories                                   1,223,950          52
  103,900   American Home Products Corporation                    5,974,250         254
   40,300   Bristol-Myers Squibb Company                          2,838,631         120
   19,300   Cardinal Health, Inc.                                 1,237,613          53
   25,200   Eli Lilly and Company                                 1,804,950          77
   26,100   Johnson & Johnson                                     2,557,800         109
   21,500   Medtronic, Inc.                                       1,674,313          71
   48,300   Merck & Company, Inc.                                 3,574,200         152
   16,300   Pfizer, Inc.                                          1,788,925          76
   51,300   Warner-Lambert Company                                3,558,938         151
 --------------------------------------------------------------------------------------
                                                                 26,233,570       1,115
 --------------------------------------------------------------------------------------
            TECHNOLOGY--21.1%
    4,400   *America Online, Inc.                                   486,200          21
   30,800   *Applied Materials, Inc.                              2,275,350          97
   66,700   *Cisco Systems, Inc.                                  4,302,150         183
   41,100   *Compuware Corporation                                1,307,494          55
  202,800   Ericsson (L.M.) Telephone Company (ADR)  - Class
              "B"                                                 6,679,725         283
   20,400   Hewlett-Packard Company                               2,050,200          87
   68,300   Intel Corporation                                     4,063,850         172
   19,400   International Business Machines Corporation           2,507,450         106
   32,800   *Jabil Circuit, Inc.                                  1,480,100          63
   15,300   *Litton Industries, Inc.                              1,097,775          47
   57,900   *LSI Logic Corporation                                2,670,638         113
   46,400   Lucent Technologies, Inc.                             3,129,100         133
   49,000   *Metzler Group, Inc.                                  1,353,625          57
   43,000   *Microsoft Corporation                                3,878,063         165
   13,600   Nortel Networks Corporation                           1,180,650          50
   37,200   *Oracle Corporation                                   1,381,050          59
   29,300   *Sequent Computer Systems, Inc.                         520,075          22
   15,600   *Sun Microsystems, Inc.                               1,074,450          46
  190,900   *Symantec Corporation                                 4,867,950         207
---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
                                                                                 AMOUNT
   SHARES                                                                      INVESTED
       OR                                                                      FOR EACH
PRINCIPAL                                                                    $10,000 OF
   AMOUNT   SECURITY                                                  VALUE  NET ASSETS
---------------------------------------------------------------------------------------
            TECHNOLOGY (continued)
   44,800   Xerox Corporation                                  $  2,646,000     $   112
   13,000   *Xilinx, Inc.                                           744,250          32
 --------------------------------------------------------------------------------------
                                                                 49,696,145       2,110
 --------------------------------------------------------------------------------------
            UTILITIES--1.9%
   53,600   Enron Corporation                                     4,381,800         186
 --------------------------------------------------------------------------------------
TOTAL VALUE OF COMMON STOCKS (cost $149,752,005)                223,049,897       9,467
 --------------------------------------------------------------------------------------
            SHORT-TERM CORPORATE NOTES--4.5%
$   2,000M  Eastman Kodak Co., 5.40%, 7/16/99                     1,995,499          85
    6,800M  Florida Power Corp., 5.18%, 7/14/99                   6,787,269         288
    1,800M  New York Times Co., 4.97%, 7/13/99                    1,797,011          76
 --------------------------------------------------------------------------------------
TOTAL VALUE OF SHORT-TERM CORPORATE NOTES (cost $10,579,779)     10,579,779         449
 --------------------------------------------------------------------------------------
TOTAL VALUE OF INVESTMENTS (cost $160,331,784)          99.2%   233,629,676       9,916
OTHER ASSETS, LESS LIABILITIES                            .8      1,983,853          84
--------------------------------------------------------------------------------------
NET ASSETS                                             100.0%  $235,613,529     $10,000
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

  * Non-income producing

                       See notes to financial statements

PORTFOLIO OF INVESTMENTS
FIRST INVESTORS LIFE CASH MANAGEMENT FUND
June 30, 1999

------------------------------------------------------------------------------------------------------
                                                                                                AMOUNT
                                                                                              INVESTED
                                                                                              FOR EACH
PRINCIPAL                                                      INTEREST                     $10,000 OF
   AMOUNT   SECURITY                                               RATE*         VALUE      NET ASSETS
------------------------------------------------------------------------------------------------------
            CORPORATE NOTES--91.0%
$     100M  Alabama Power Co., 8/1/99                               5.20%   $  100,092         $   128
      350M  Archer-Daniels-Midland Co., 7/13/99                     4.80       349,438             448
      260M  Associates Corp., N.A., 9/1/99                          5.20       260,858             334
      300M  Chevron USA, Inc., 7/7/99                               5.11       299,744             384
      220M  Eastman Kodak Co., 7/1/99                               4.96       220,000             282
      230M  Exxon Capital Corp., 7/15/99                            5.00       230,116             295
      250M  Florida Power Corp., 7/16/99                            5.00       249,478             320
      111M  Ford Motor Co., 11/15/99                                5.10       111,919             143
      250M  Gannett Co., Inc., 5/1/00                               5.80       250,162             321
      300M  General Electric Co., 8/3/99                            5.19       298,573             383
      300M  General Mills, Inc., 7/20/99                            5.15       299,184             383
      200M  Halliburton Co., 7/13/99                                5.10       199,660             256
      325M  Heinz, H.J. Co., 10/15/99                               5.15       326,443             418
      250M  IBM Credit Corp., 8/3/99                                4.98       248,856             319
      300M  Kellogg Co., 7/20/99                                    4.95       299,215             383
      300M  Laclede Gas Co., 7/19/99                                5.15       299,227             383
      200M  Nalco Chemical Co., 8/5/99                              4.86       199,050             255
      200M  National Rural Utilities Cooperative Finance
              Corp., 8/20/99                                        5.00       198,609             255
      300M  New York Times Co., 7/19/99                             4.85       299,270             384
      320M  Paccar Financial Corp., 7/9/99                          4.90       319,651             410
      200M  PepsiCo, Inc., 9/1/99                                   5.18       200,299             257
      100M  PepsiCo, Inc., 9/1/99                                   5.40       100,171             128
      200M  Pitney Bowes Credit Corp., 7/15/99                      5.00       200,111             256
      224M  Procter & Gamble Co., 7/12/99                           4.90       223,664             287
      320M  Schering-Plough Corp., 7/27/99                          4.86       318,872             409
      220M  Shell Oil Co., 7/1/99                                   5.00       220,000             282
      100M  Shell Oil Co., 7/1/99                                   5.45       100,000             128
      100M  Southwestern Bell Telephone Co., 8/20/99                5.20       100,167             128
      130M  Walt Disney Co., 7/27/99                                5.20       129,512             166
      200M  Walt Disney Co., 4/17/00                                5.68       199,776             256
      240M  Xerox Corp., 3/15/00                                    5.45       246,977             316
------------------------------------------------------------------------------------------------------
            TOTAL VALUE OF CORPORATE NOTES (cost $7,099,094)                 7,099,094           9,097
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
                                                                                                AMOUNT
                                                                                              INVESTED
                                                                                              FOR EACH
PRINCIPAL                                                      INTEREST                     $10,000 OF
   AMOUNT   SECURITY                                               RATE*         VALUE      NET ASSETS
------------------------------------------------------------------------------------------------------
            U.S. GOVERNMENT AGENCY OBLIGATIONS--9.8%
$     200M  Federal Farm Credit Bank, 10/1/99                       5.10%   $  201,693         $   259
      250M  Federal Home Loan Bank, 10/28/99                        5.00       249,957             320
      200M  Federal National Mortgage Association, 8/10/99          4.81       198,927             255
      120M  Federal National Mortgage Association, 8/10/99          5.08       120,146             154
------------------------------------------------------------------------------------------------------
            TOTAL VALUE OF U.S. GOVERNMENT AGENCY OBLIGATIONS
             (cost $770,723)                                                   770,723             988
------------------------------------------------------------------------------------------------------
TOTAL VALUE OF INVESTMENTS (cost $7,869,817)                       100.8%    7,869,817          10,085
EXCESS OF LIABILITIES OVER OTHER ASSETS                             (0.8)      (66,086)            (85)
------------------------------------------------------------------------------------------------------
NET ASSETS                                                         100.0%   $7,803,731         $10,000
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

  * THE INTEREST RATES SHOWN FOR THE CORPORATE NOTES AND THE U.S. GOVERNMENT AGENCY OBLIGATIONS ARE THE EFFECTIVE RATES AT THE TIME OF PURCHASE BY THE FUND.

                       See notes to financial statements

PORTFOLIO OF INVESTMENTS
FIRST INVESTORS LIFE DISCOVERY FUND
June 30, 1999

---------------------------------------------------------------------------------------
                                                                                 AMOUNT
                                                                               INVESTED
                                                                               FOR EACH
                                                                             $10,000 OF
   SHARES   SECURITY                                                  VALUE  NET ASSETS
---------------------------------------------------------------------------------------
            COMMON STOCKS--92.3%
            BASIC MATERIALS--2.3%
   85,100   *ChiRex, Inc.                                      $  2,733,837     $   228
 --------------------------------------------------------------------------------------
            CAPITAL GOODS--3.0%
   38,200   *CommScope, Inc.                                      1,174,650          98
   43,100   *Flextronics International, Ltd.                      2,392,050         200
 --------------------------------------------------------------------------------------
                                                                  3,566,700         298
 --------------------------------------------------------------------------------------
            COMMUNICATION SERVICES--8.9%
   41,200   *Allegiance Telecom, Inc.                             2,260,850         189
   33,200   *Commonwealth Telephone Enterprise, Inc.              1,342,525         112
  104,400   *ICG Communications, Inc.                             2,231,550         186
   42,000   *ITC/DeltaCom, Inc.                                   1,176,000          98
   99,500   *US LEC Corporation  - Class "A"                      2,238,750         187
   28,600   *WinStar Communications, Inc.                         1,394,250         116
 --------------------------------------------------------------------------------------
                                                                 10,643,925         888
 --------------------------------------------------------------------------------------
            CONSUMER CYCLICALS--9.1%
   25,100   *Fossil, Inc.                                         1,214,212         101
   87,400   Fred's, Inc.                                          1,365,625         114
   59,200   *Hibbett Sporting Goods, Inc.                         1,302,400         109
  172,800   Interface, Inc.                                       1,490,400         124
   19,200   Kellwood Company                                        520,800          43
   33,600   *NCO Group, Inc.                                      1,276,800         107
   44,000   *Travis Boats & Motors, Inc.                            638,000          53
   48,800   *Tuesday Morning Corporation                          1,244,400         104
  129,800   Wolverine World Wide, Inc.                            1,817,200         152
 --------------------------------------------------------------------------------------
                                                                 10,869,837         907
 --------------------------------------------------------------------------------------
            CONSUMER STAPLES--15.5%
   42,800   *AT&T Corp.  - Liberty Media Group  - Class "A"       1,572,900         131
   27,100   *Beringer Wine Estates Holdings, Inc.  - Class
              "B"                                                 1,132,273          95
  113,100   *Cinar Corporation  - Class "B"                       2,770,950         231
   61,400   *Citadel Communications Corporation                   2,221,912         186
   70,100   Earthgrains Company                                   1,809,456         151
  166,794   *Four Media Company                                   1,084,161          91
   35,200   *Jones Intercable, Inc.  - Class "A"                  1,724,800         144
   93,300   *Packaged Ice, Inc.                                     553,969          46
 --------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
                                                                                 AMOUNT
                                                                               INVESTED
                                                                               FOR EACH
                                                                             $10,000 OF
   SHARES   SECURITY                                                  VALUE  NET ASSETS
---------------------------------------------------------------------------------------
            CONSUMER STAPLES (continued)
   62,800   *Suiza Foods Corporation                           $  2,629,750     $   220
   64,200   *Whole Foods Market, Inc.                             3,085,612         258
 --------------------------------------------------------------------------------------
                                                                 18,585,783       1,553
 --------------------------------------------------------------------------------------
            ENERGY--1.6%
   65,500   *Newfield Exploration Company                         1,862,656         156
 --------------------------------------------------------------------------------------
            FINANCIAL--4.2%
   55,800   Chittenden Corporation                                1,743,750         146
   74,900   HCC Insurance Holdings, Inc.                          1,699,294         142
   43,800   Westamerica Bancorporation                            1,598,700         133
 --------------------------------------------------------------------------------------
                                                                  5,041,744         421
 --------------------------------------------------------------------------------------
            HEALTHCARE--17.5%
   81,000   Hooper Holmes, Inc.                                   1,650,375         138
   92,900   *Impath, Inc.                                         2,508,300         209
   78,100   Jones Pharma, Inc.                                    3,075,187         257
  177,680   *Kensey Nash Corporation                              1,421,440         119
   61,000   *Molecular Devices Corporation                        2,287,500         191
  132,300   *Province Healthcare Company                          2,579,850         215
  109,000   *SangStat Medical Corporation                         1,880,250         157
   24,200   Teva Pharmaceutical Industries, Ltd. (ADR)            1,185,800          99
   46,700   *Trigon Healthcare, Inc.                              1,698,712         142
  221,668   *US Oncology, Inc.                                    2,660,016         222
 --------------------------------------------------------------------------------------
                                                                 20,947,430       1,749
 --------------------------------------------------------------------------------------
            TECHNOLOGY--30.2%
   33,100   *Alpha Industries, Inc.                               1,576,387         132
   37,600   *Amdocs, Ltd.                                           855,400          71
   29,200   *Comverse Technology, Inc.                            2,204,600         184
  107,500   *Condor Technology Solutions, Inc.                      503,906          42
    5,200   *Cree Research, Inc.                                    400,075          33
   58,300   *DII Group, Inc.                                      2,175,319         182
   35,900   *Etec Systems, Inc.                                   1,193,675         100
   17,800   *Exodus Communications, Inc.                          2,134,888         178
   32,700   *Galileo Technology, Ltd.                             1,481,719         124
    7,900   *Go2Net, Inc.                                           725,813          61
  103,100   *IMRglobal Corporation                                1,984,675         166
    9,900   *Inktomi Corporation                                  1,292,569         108
 --------------------------------------------------------------------------------------

FIRST INVESTORS LIFE DISCOVERY FUND
June 30, 1999

---------------------------------------------------------------------------------------
                                                                                 AMOUNT
   SHARES                                                                      INVESTED
       OR                                                                      FOR EACH
PRINCIPAL                                                                    $10,000 OF
   AMOUNT   SECURITY                                                  VALUE  NET ASSETS
---------------------------------------------------------------------------------------
            TECHNOLOGY (continued)
   20,700   *KLA-Tencor Corporation                            $  1,342,913     $   112
   82,600   *N I C E Systems, Ltd. (ADR)                          2,276,663         190
  130,900   *Orckit Communications, Ltd.                          3,239,775         271
   75,300   *Peapod, Inc.                                           597,694          50
   53,400   *Preview Travel, Inc.                                 1,171,463          98
   38,300   *PRI Automation, Inc.                                 1,388,375         116
   27,600   *RF Micro Devices, Inc.                               2,059,650         172
  193,500   *Saga Systems, Inc.                                   2,467,125         206
   73,600   *Symantec Corporation                                 1,876,800         157
   30,200   *Synopsys, Inc.                                       1,666,663         139
   66,600   *Take-Two Interactive Software, Inc.                    507,825          42
   95,000   *ViewCast.com, Inc.                                     638,286          53
   10,200   *WebTrends Corporation                                  470,475          39
 --------------------------------------------------------------------------------------
                                                                 36,232,733       3,026
 --------------------------------------------------------------------------------------
            TOTAL VALUE OF COMMON STOCKS (cost $87,027,689)     110,484,645       9,226
 --------------------------------------------------------------------------------------
            SHORT-TERM CORPORATE NOTES--8.7%
$   3,700M  Alabama Power Co., 5%, 7/12/99                        3,694,340         308
    1,350M  Eastman Kodak Co., 5.28%, 7/9/99                      1,348,415         113
    1,000M  Florida Power Corp., 4.98%, 7/13/99                     998,338          83
    4,400M  Kellogg Co., 5.07%, 7/28/99                           4,383,252         366
 --------------------------------------------------------------------------------------
            TOTAL VALUE OF SHORT-TERM CORPORATE NOTES (cost
              $10,424,345)                                       10,424,345         870
 --------------------------------------------------------------------------------------
TOTAL VALUE OF INVESTMENTS (cost $97,452,034)          101.0%   120,908,990      10,096
EXCESS OF LIABILITIES OVER OTHER ASSETS                 (1.0)    (1,152,022)        (96)
--------------------------------------------------------------------------------------
NET ASSETS                                             100.0%  $119,756,968     $10,000
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

  * Non-income producing

                       See notes to financial statements

PORTFOLIO OF INVESTMENTS
FIRST INVESTORS LIFE GOVERNMENT FUND
June 30, 1999

--------------------------------------------------------------------------------------
                                                                                AMOUNT
                                                                              INVESTED
                                                                              FOR EACH
PRINCIPAL                                                                   $10,000 OF
   AMOUNT   SECURITY                                                 VALUE  NET ASSETS
--------------------------------------------------------------------------------------
            MORTGAGE-BACKED CERTIFICATES--59.3%
            Federal Home Loan Mortgage Corporation--8.7%
$     902M    8.50%, 7/1/2022-9/1/2024                         $   946,999     $   867
            Federal National Mortgage Association--28.8%
    1,968M    9%, 6/1/2015-11/1/2026                             2,088,325       1,912
      944M    11%, 10/1/2015                                     1,059,598         970
            Government National Mortgage Association I
              Program--21.8%
    1,276M    8%, 7/15/2018                                      1,326,168       1,214
      788M    10%, 5/15/2019                                       850,173         778
      184M    11.50%, 10/15/2012-5/15/2015                         208,480         192
--------------------------------------------------------------------------------------
            TOTAL VALUE OF MORTGAGE-BACKED CERTIFICATES (cost
              $6,497,304)                                        6,479,743       5,933
--------------------------------------------------------------------------------------
            U.S. GOVERNMENT AGENCY OBLIGATIONS--13.6%
      500M  Federal Home Loan Mortgage Corporation, 5.75%,
              4/15/2008                                            476,060         436
    1,000M  Tennessee Valley Authority Power Board, 6.375%,
              6/15/2005                                          1,004,408         919
--------------------------------------------------------------------------------------
            TOTAL VALUE OF U.S. GOVERNMENT AGENCY OBLIGATIONS
             (cost $1,501,853)                                   1,480,468       1,355
--------------------------------------------------------------------------------------
            U.S. GOVERNMENT OBLIGATIONS--22.4%
    2,000M  United States Treasury Notes, 5.625%, 5/15/2008      1,959,376       1,794
      500M  United States Treasury Notes, 5.50%, 5/15/2009         488,437         447
--------------------------------------------------------------------------------------
            TOTAL VALUE OF U.S. GOVERNMENT OBLIGATIONS (cost
              $2,555,542)                                        2,447,813       2,241
--------------------------------------------------------------------------------------
            SHORT-TERM CORPORATE NOTES--2.3%
      250M  Eastman Kodak Co., 5.28%, 7/9/1999 (cost
              $249,707)                                            249,707         229
--------------------------------------------------------------------------------------
TOTAL VALUE OF INVESTMENTS (cost $10,804,406)           97.6%   10,657,731       9,758
OTHER ASSETS, LESS LIABILITIES                           2.4       264,848         242
--------------------------------------------------------------------------------------
NET ASSETS                                             100.0%  $10,922,579     $10,000
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

                       See notes to financial statements

PORTFOLIO OF INVESTMENTS
FIRST INVESTORS LIFE GROWTH FUND
June 30, 1999

---------------------------------------------------------------------------------------
                                                                                 AMOUNT
                                                                               INVESTED
                                                                               FOR EACH
                                                                             $10,000 OF
   SHARES   SECURITY                                                  VALUE  NET ASSETS
---------------------------------------------------------------------------------------
            COMMON STOCKS--97.1%
            AEROSPACE/DEFENSE--.9%
   14,000   *General Motors Corporation  - Class "H"           $    787,500     $    35
   18,000   United Technologies Corporation                       1,290,375          57
 --------------------------------------------------------------------------------------
                                                                  2,077,875          92
 --------------------------------------------------------------------------------------
            BANKS--5.4%
  102,898   Citigroup, Inc.                                       4,887,655         218
   37,200   First Union Corporation                               1,748,400          78
   20,000   Mercantile Bankshares Corporation                       707,500          31
    6,000   National Commerce Bancorporation                        131,250           6
   19,100   State Street Corporation                              1,630,662          73
   44,900   U.S. Bancorp                                          1,526,600          68
   15,200   Westamerica Bancorporation                              554,800          25
   16,000   Wilmington Trust Corporation                            918,000          41
 --------------------------------------------------------------------------------------
                                                                 12,104,867         540
 --------------------------------------------------------------------------------------
            BUSINESS SERVICES--2.4%
    9,600   *Barnett, Inc.                                           72,000           3
   23,600   G&K Services, Inc.  - Class "A"                       1,236,050          55
   28,900   Herman Miller, Inc.                                     606,900          27
   22,200   *IONICS, Inc.                                           810,300          36
    4,000   *Lason, Inc.                                            198,500           9
   31,500   Manpower, Inc.                                          712,687          32
    9,100   *Robert Half International, Inc.                        236,600          11
   24,750   *Tetra Tech, Inc.                                       408,375          18
   36,156   *United Rentals, Inc.                                 1,066,602          47
 --------------------------------------------------------------------------------------
                                                                  5,348,014         238
 --------------------------------------------------------------------------------------
            CHEMICALS--2.4%
   27,300   Du Pont (E.I.) de Nemours & Company                   1,864,931          83
   25,400   Minerals Technologies, Inc.                           1,417,637          63
   42,600   Praxair, Inc.                                         2,084,737          93
 --------------------------------------------------------------------------------------
                                                                  5,367,305         239
 --------------------------------------------------------------------------------------
            COMMUNICATIONS EQUIPMENT--5.5%
   14,300   *Black Box Corporation                                  716,787          32
   73,500   *Cisco Systems, Inc.                                  4,740,750         211
   47,036   Lucent Technologies, Inc.                             3,171,990         141
 --------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
                                                                                 AMOUNT
                                                                               INVESTED
                                                                               FOR EACH
                                                                             $10,000 OF
   SHARES   SECURITY                                                  VALUE  NET ASSETS
---------------------------------------------------------------------------------------
            COMMUNICATIONS EQUIPMENT (continued)
   14,000   Motorola, Inc.                                     $  1,326,500     $    59
   26,000   Nokia Corporation (ADR)  - Class "A"                  2,380,625         106
 --------------------------------------------------------------------------------------
                                                                 12,336,652         549
 --------------------------------------------------------------------------------------
            COMPUTERS & OFFICE EQUIPMENT--5.3%
   42,600   *EMC Corporation                                      2,343,000         104
   18,600   Hewlett-Packard Company                               1,869,300          83
   38,200   International Business Machines Corporation           4,937,350         220
   10,700   Symbol Technologies, Inc.                               394,562          18
   38,100   Xerox Corporation                                     2,250,281         100
 --------------------------------------------------------------------------------------
                                                                 11,794,493         525
 --------------------------------------------------------------------------------------
            DRUGS--7.6%
   50,500   American Home Products Corporation                    2,903,750         129
   29,100   AstraZeneca Group PLC (ADR)                           1,140,356          51
   19,300   *Genzyme Corporation                                    936,050          42
    3,454   *Genzyme Surgical Products                               15,219           1
   19,900   Johnson & Johnson                                     1,950,200          87
   31,300   Merck & Company, Inc.                                 2,316,200         103
    9,400   PE Corp. - PE Biosystems Group                        1,078,650          48
   18,600   Pfizer, Inc.                                          2,041,350          91
   40,000   Pharmacia & Upjohn, Inc.                              2,272,500         101
   34,200   Warner-Lambert Company                                2,372,625         106
 --------------------------------------------------------------------------------------
                                                                 17,026,900         759
 --------------------------------------------------------------------------------------
            ELECTRICAL EQUIPMENT--2.8%
   50,400   General Electric Company                              5,695,200         254
   35,000   *Littlefuse, Inc.                                       673,750          30
 --------------------------------------------------------------------------------------
                                                                  6,368,950         284
 --------------------------------------------------------------------------------------
            ELECTRONICS--5.6%
   42,700   *Analog Devices, Inc.                                 2,143,006          95
   27,100   *Applied Materials, Inc.                              2,002,012          89
   24,500   Dallas Semiconductor Corporation                      1,237,250          55
   54,500   Intel Corporation                                     3,242,750         144
   19,800   *Micron Technology, Inc.                                798,187          36
 --------------------------------------------------------------------------------------

FIRST INVESTORS LIFE GROWTH FUND
June 30, 1999

---------------------------------------------------------------------------------------
                                                                                 AMOUNT
                                                                               INVESTED
                                                                               FOR EACH
                                                                             $10,000 OF
   SHARES   SECURITY                                                  VALUE  NET ASSETS
---------------------------------------------------------------------------------------
            ELECTRONICS (continued)
   16,400   Texas Instruments, Inc.                            $  2,378,000     $   106
   14,000   *Xilinx, Inc.                                           801,500          36
 --------------------------------------------------------------------------------------
                                                                 12,602,705         561
 --------------------------------------------------------------------------------------
            ENERGY SERVICES--1.1%
    7,100   *Hanover Compressor Company                             228,088          10
   34,400   Schlumberger, Ltd.                                    2,190,850          98
 --------------------------------------------------------------------------------------
                                                                  2,418,938         108
 --------------------------------------------------------------------------------------
            ENERGY SOURCES--3.1%
    6,400   *Barrett Resources Corporation                          245,600          11
   19,400   Chevron Corporation                                   1,846,638          82
   31,600   Exxon Corporation                                     2,437,150         108
   39,300   Royal Dutch Petroleum Company  - NY Shares (ADR)      2,367,825         105
 --------------------------------------------------------------------------------------
                                                                  6,897,213         306
 --------------------------------------------------------------------------------------
            ENTERTAINMENT PRODUCTS--.5%
   27,000   *Speedway Motorsports, Inc.                           1,061,438          47
 --------------------------------------------------------------------------------------
            FINANCIAL SERVICES--4.4%
   78,500   Associates First Capital Corporation  - Class "A"     3,478,531         155
   33,280   Fannie Mae                                            2,275,520         101
   13,300   FINOVA Group, Inc.                                      699,913          31
   31,600   Franklin Resources, Inc.                              1,283,750          57
   27,500   Merrill Lynch & Company, Inc.                         2,198,281          98
 --------------------------------------------------------------------------------------
                                                                  9,935,995         442
 --------------------------------------------------------------------------------------
            FOOD/BEVERAGE/TOBACCO--2.4%
   21,500   *Beringer Wine Estates Holdings, Inc.  - Class
              "B"                                                   898,298          40
   19,500   Coca-Cola Company                                     1,218,750          54
   39,100   PepsiCo, Inc.                                         1,512,681          67
   43,700   Philip Morris Companies, Inc.                         1,756,194          78
 --------------------------------------------------------------------------------------
                                                                  5,385,923         239
 --------------------------------------------------------------------------------------
            HEALTH SERVICES--3.0%
   35,000   Cardinal Health, Inc.                                 2,244,375         100
   49,450   Columbia/HCA Healthcare Corporation                   1,128,078          50
 --------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
                                                                                 AMOUNT
                                                                               INVESTED
                                                                               FOR EACH
                                                                             $10,000 OF
   SHARES   SECURITY                                                  VALUE  NET ASSETS
---------------------------------------------------------------------------------------
            HEALTH SERVICES (continued)
   46,100   *Covance, Inc.                                     $  1,103,519     $    49
   32,000   *Henry Schein, Inc.                                   1,014,000          45
   20,200   Shared Medical Systems Corporation                    1,318,050          59
 --------------------------------------------------------------------------------------
                                                                  6,808,022         303
 --------------------------------------------------------------------------------------
            HOUSEHOLD PRODUCTS--2.4%
   12,200   *Bush Boake Allen, Inc.                                 356,850          16
   20,500   Colgate-Palmolive Company                             2,024,375          90
   23,000   Gillette Company                                        943,000          42
   24,000   Procter & Gamble Company                              2,142,000          95
 --------------------------------------------------------------------------------------
                                                                  5,466,225         243
 --------------------------------------------------------------------------------------
            HOUSING--.4%
   23,000   Ethan Allen Interiors, Inc.                             868,250          39
 --------------------------------------------------------------------------------------
            INSURANCE--3.8%
   45,000   Ace, Ltd.                                             1,271,250          57
   24,893   American International Group, Inc.                    2,914,037         130
   34,500   Frontier Insurance Group, Inc.                          530,438          24
   40,000   Marsh & McLennan Companies, Inc.                      3,020,000         134
   23,100   Reinsurance Group of America, Inc.                      814,275          36
 --------------------------------------------------------------------------------------
                                                                  8,550,000         381
 --------------------------------------------------------------------------------------
            MACHINERY & MANUFACTURING--3.4%
   16,000   Corning, Inc.                                         1,122,000          50
   25,000   Donaldson Company, Inc.                                 612,500          27
   10,100   Eaton Corporation                                       929,200          41
   15,000   Illinois Tool Works, Inc.                             1,230,000          55
    5,000   MacDermid, Inc.                                         232,500          10
   29,300   *MSC Industrial Direct Co., Inc.  - Class "A"           300,325          13
   11,000   Nordson Corporation                                     673,750          30
   27,600   Tyco International, Ltd.                              2,615,100         116
 --------------------------------------------------------------------------------------
                                                                  7,715,375         342
 --------------------------------------------------------------------------------------
            MEDIA--7.4%
   23,500   *Acxiom Corporation                                     586,031          26
    2,400   *ADVO, Inc.                                              49,800           2
   14,400   *America Online, Inc.                                 1,591,200          71
   70,700   *American Tower Corporation  - Class "A"              1,696,800          76
 --------------------------------------------------------------------------------------

FIRST INVESTORS LIFE GROWTH FUND
June 30, 1999

---------------------------------------------------------------------------------------
                                                                                 AMOUNT
                                                                               INVESTED
                                                                               FOR EACH
                                                                             $10,000 OF
   SHARES   SECURITY                                                  VALUE  NET ASSETS
---------------------------------------------------------------------------------------
            MEDIA (continued)
   74,200   *AT&T Corp.-Liberty Media Group  - Class "A"       $  2,726,850     $   121
   10,500   *Catalina Marketing Corporation                         966,000          43
   25,800   *CBS Corporation                                      1,120,688          50
   51,400   *Cox Communications, Inc.  - Class "A"                1,892,163          84
   29,000   Gannett Company, Inc.                                 2,069,875          92
   24,600   Time Warner, Inc.                                     1,808,100          80
    7,400   *Univision Communications, Inc.  - Class "A"            488,400          22
   52,700   Walt Disney Company                                   1,623,819          72
 --------------------------------------------------------------------------------------
                                                                 16,619,726         739
 --------------------------------------------------------------------------------------
            MEDICAL PRODUCTS--2.3%
   42,800   Abbott Laboratories                                   1,947,400          87
   29,200   Baxter International, Inc.                            1,770,250          79
   27,600   *Boston Scientific Corporation                        1,212,675          54
    5,200   *Waters Corporation                                     276,250          12
 --------------------------------------------------------------------------------------
                                                                  5,206,575         232
 --------------------------------------------------------------------------------------
            PAPER/FOREST PRODUCTS--.3%
   15,500   Bemis Company, Inc.                                     616,125          27
 --------------------------------------------------------------------------------------
            PIPELINE--.1%
    5,000   American Water Works Co., Inc.                          153,750           7
 --------------------------------------------------------------------------------------
            RETAIL--7.0%
    4,000   *Bed Bath & Beyond, Inc.                                154,000           7
   46,800   CVS Corporation                                       2,392,650         107
   36,000   Dayton Hudson Corporation                             2,340,000         104
   42,275   Dollar General Corporation                            1,225,975          55
   56,200   Home Depot, Inc.                                      3,621,388         161
   41,250   *Staples, Inc.                                        1,276,172          57
   80,000   Wal-Mart Stores, Inc.                                 3,860,000         172
   18,000   *Whole Foods Market, Inc.                               865,125          38
 --------------------------------------------------------------------------------------
                                                                 15,735,310         701
 --------------------------------------------------------------------------------------
            SOFTWARE/SERVICES--9.2%
   20,400   *American Management Systems, Inc.                      654,075          29
   52,000   Automatic Data Processing, Inc.                       2,288,000         102
   18,300   *BISYS Group, Inc.                                    1,070,550          48
   33,000   *Computer Sciences Corporation                        2,283,188         102
 --------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
                                                                                 AMOUNT
                                                                               INVESTED
                                                                               FOR EACH
                                                                             $10,000 OF
   SHARES   SECURITY                                                  VALUE  NET ASSETS
---------------------------------------------------------------------------------------
            SOFTWARE/SERVICES (continued)
   21,000   *DST Systems, Inc.                                 $  1,320,375     $    59
   40,000   First Data Corporation                                1,957,500          87
    1,800   *Juniper Networks, Inc.                                 268,200          12
   73,200   *Microsoft Corporation                                6,601,725         294
   33,000   *Policy Management Systems Corporation                  990,000          44
   18,400   *Sterling Commerce, Inc.                                671,600          30
   50,500   *Sterling Software, Inc.                              1,347,719          60
   14,700   *Synopsys, Inc.                                         811,256          36
   28,400   *Systems & Computer Technology Corporation              413,575          18
 --------------------------------------------------------------------------------------
                                                                 20,677,763         921
 --------------------------------------------------------------------------------------
            TELEPHONE--5.3%
   30,300   AT&T Corporation                                      1,691,119          75
   45,900   Bell Atlantic Corporation                             3,000,713         134
   40,700   *MCI WorldCom, Inc.                                   3,510,375         156
   11,700   *McLeodUSA, Inc.  - Class "A"                           643,500          29
   54,100   SBC Communications, Inc.                              3,137,800         140
 --------------------------------------------------------------------------------------
                                                                 11,983,507         534
 --------------------------------------------------------------------------------------
            TRANSPORTATION--1.0%
   22,750   Air Express International Corporation                   577,281          26
   30,900   C.H. Robinson Worldwide, Inc.                         1,135,575          51
   22,500   Werner Enterprises, Inc.                                466,875          21
 --------------------------------------------------------------------------------------
                                                                  2,179,731          98
 --------------------------------------------------------------------------------------
            TRAVEL & LEISURE--2.1%
   54,500   McDonald's Corporation                                2,251,531         100
   25,000   *Mesaba Holdings, Inc.                                  318,750          14
   71,300   Southwest Airlines Company                            2,219,213          99
 --------------------------------------------------------------------------------------
                                                                  4,789,494         213
 --------------------------------------------------------------------------------------
            TOTAL VALUE OF COMMON STOCKS (cost $133,606,941)    218,097,121       9,709
 --------------------------------------------------------------------------------------

FIRST INVESTORS LIFE GROWTH FUND
June 30, 1999

---------------------------------------------------------------------------------------
                                                                                 AMOUNT
                                                                               INVESTED
                                                                               FOR EACH
PRINCIPAL                                                                    $10,000 OF
   AMOUNT   SECURITY                                                  VALUE  NET ASSETS
---------------------------------------------------------------------------------------
            REPURCHASE AGREEMENT--2.2%
$   4,940M  Lehman Brothers, Inc., 4.85%, 7/1/99
              (collateralized by U.S. Treasury Strips, due
              5/15/10, valued at $5,221,463)(cost $4,940,000)  $  4,940,000     $   220
 --------------------------------------------------------------------------------------
TOTAL VALUE OF INVESTMENTS (cost $138,546,941)          99.3%   223,037,121       9,929
OTHER ASSETS, LESS LIABILITIES                            .7      1,597,747          71
--------------------------------------------------------------------------------------
NET ASSETS                                             100.0%  $224,634,868     $10,000
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

  * Non-income producing

                       See notes to financial statements

PORTFOLIO OF INVESTMENTS
FIRST INVESTORS LIFE HIGH YIELD FUND
June 30, 1999

-------------------------------------------------------------------------------------
                                                                               AMOUNT
                                                                             INVESTED
                                                                             FOR EACH
PRINCIPAL                                                                  $10,000 OF
  AMOUNT   SECURITY                                                 VALUE  NET ASSETS
-------------------------------------------------------------------------------------
           CORPORATE BONDS--92.3%
           APPAREL/TEXTILES--3.0%
$    900M  Pillowtex Corp., 10%, 2006                         $   906,750     $   136
   1,100M  Polymer Group, Inc., 9%, 2007                        1,058,750         159
-------------------------------------------------------------------------------------
                                                                1,965,500         295
-------------------------------------------------------------------------------------
           AUTOMOTIVE--5.6%
   1,000M  Collins & Aikman Products Co., 11.50%, 2006          1,012,500         152
     950M  Exide Corp., 10%, 2005                                 957,125         144
   1,100M  Special Devices, Inc., 11.375%, 2008 +                 995,500         150
     700M  Walbro Corp., 9.875%, 2005                             757,750         114
-------------------------------------------------------------------------------------
                                                                3,722,875         560
-------------------------------------------------------------------------------------
           BUILDING MATERIALS--.7%
     500M  Falcon Building Products, Inc., 9.50%, 2007            476,250          72
-------------------------------------------------------------------------------------
           CHEMICALS--2.4%
     600M  Huntsman Polymers Corp., 11.75%, 2004                  639,000          96
   1,025M  Hydrochem Industrial Services, Inc., 10.375%,
             2007                                                 927,625         140
-------------------------------------------------------------------------------------
                                                                1,566,625         236
-------------------------------------------------------------------------------------
           CONSUMER PRODUCTS--2.4%
     970M  Corning Consumer Products Co., 9.625%, 2008            851,175         128
     700M  Herff Jones, Inc., 11%, 2005                           752,500         113
-------------------------------------------------------------------------------------
                                                                1,603,675         241
-------------------------------------------------------------------------------------
           CONTAINERS/PACKAGING--4.1%
     725M  Plastic Containers, Inc., 10%, 2006                    801,125         120
   1,000M  Radnor Holdings Corp., 10%, 2003                     1,010,000         152
     900M  Tekni-Plex, Inc., 9.25%, 2008                          882,000         133
-------------------------------------------------------------------------------------
                                                                2,693,125         405
-------------------------------------------------------------------------------------
           DURABLE GOODS MANUFACTURING--4.1%
     750M  Clark Material Handling Co., 10.75%, 2006              663,750         100
   1,240M  Columbus McKinnon Corp., 8.50%, 2008                 1,209,000         182
   1,000M  Numatics, Inc., 9.625%, 2008                           815,000         123
-------------------------------------------------------------------------------------
                                                                2,687,750         405
-------------------------------------------------------------------------------------

FIRST INVESTORS LIFE HIGH YIELD FUND
June 30, 1999

-------------------------------------------------------------------------------------
                                                                               AMOUNT
                                                                             INVESTED
                                                                             FOR EACH
PRINCIPAL                                                                  $10,000 OF
  AMOUNT   SECURITY                                                 VALUE  NET ASSETS
-------------------------------------------------------------------------------------
           ELECTRICAL EQUIPMENT--1.9%
$  1,250M  Amphenol Corp., 9.875%, 2007                       $ 1,275,000     $   192
-------------------------------------------------------------------------------------
           ENERGY--4.8%
     800M  Chesapeake Energy Corp., 9.625%, 2005                  752,000         113
     800M  Giant Industries, Inc., 9.75%, 2003                    776,000         117
   1,000M  Veritas DGC, Inc., 9.75%, 2003                       1,027,500         155
     650M  Vintage Petroleum, Inc., 9%, 2005                      646,750          97
-------------------------------------------------------------------------------------
                                                                3,202,250         482
-------------------------------------------------------------------------------------
           ENTERTAINMENT/LEISURE--2.8%
   1,100M  Loews Cineplex Entertainment Corp., 8.875%, 2008     1,062,875         160
   1,200M  Outboard Marine Corp., 10.75%, 2008                    822,000         124
-------------------------------------------------------------------------------------
                                                                1,884,875         284
-------------------------------------------------------------------------------------
           FOOD/BEVERAGE/TOBACCO--3.5%
   1,300M  Canandaigua Brands, Inc., 8.50%, 2009                1,257,750         189
   1,000M  International Home Foods, Inc., 10.375%, 2006        1,060,000         159
-------------------------------------------------------------------------------------
                                                                2,317,750         348
-------------------------------------------------------------------------------------
           GAMING/LODGING--2.9%
   1,000M  Hollywood Park, Inc., 9.25%, 2007                      985,000         148
   1,000M  Isle of Capri Casinos, Inc., 8.75%, 2009 +             942,500         142
-------------------------------------------------------------------------------------
                                                                1,927,500         290
-------------------------------------------------------------------------------------
           HEALTHCARE--6.4%
     500M  Fisher Scientific International, Inc., 7.125%,
             2005                                                 462,619          70
     700M  Fisher Scientific International, Inc., 9%, 2008        675,500         102
     900M  Genesis Health Ventures, Inc., 9.75%, 2005             738,000         111
     350M  Integrated Health Services, Inc., 9.50%, 2007          253,312          38
   1,000M  Packard Bioscience, Inc., 9.375%, 2007                 947,500         142
   1,200M  Tenet Healthcare Corp., 8.625%, 2007                 1,176,000         177
-------------------------------------------------------------------------------------
                                                                4,252,931         640
-------------------------------------------------------------------------------------
           MEDIA (CABLE TV/BROADCASTING)--8.7%
   1,100M  Diva Systems Corp., 0% - 12.625%, 2008                 323,125          49
   1,100M  Echostar DBS Corp., 9.375%, 2009 +                   1,122,000         169
   1,000M  Grupo Televisa SA, 11.875%, 2006                     1,031,250         155
     500M  Rogers Cablesystems, Ltd., 10%, 2005                   538,750          81
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
                                                                               AMOUNT
                                                                             INVESTED
                                                                             FOR EACH
PRINCIPAL                                                                  $10,000 OF
  AMOUNT   SECURITY                                                 VALUE  NET ASSETS
-------------------------------------------------------------------------------------
           MEDIA (CABLE TV/BROADCASTING) (continued)
$  1,000M  Salem Communications Corp., 9.50%, 2007            $ 1,055,000     $   159
   1,000M  Sinclair Broadcasting Group, Inc., 9%, 2007            992,500         149
     700M  Star Choice Communications, Inc., 13%, 2005            731,500         110
-------------------------------------------------------------------------------------
                                                                5,794,125         872
-------------------------------------------------------------------------------------
           MEDIA (OTHER)--1.4%
   1,000M  Garden State Newspapers, Inc., 8.625%, 2011 +          947,500         143
-------------------------------------------------------------------------------------
           MINING/METALS--6.1%
     900M  Commonwealth Aluminum Corp., 10.75%, 2006              896,625         135
   1,000M  CSN Iron SA, 9.125%, 2007 +                            765,000         115
     750M  WCI Steel, Inc., 10%, 2004                             766,875         115
     700M  Wells Aluminum Corp., 10.125%, 2005                    689,500         104
   1,000M  Wheeling-Pittsburgh Corp., 9.25%, 2007                 950,000         143
-------------------------------------------------------------------------------------
                                                                4,068,000         612
-------------------------------------------------------------------------------------
           MISCELLANEOUS--5.1%
     500M  Iron Mountain, Inc., 8.25%, 2011 +                     477,500          72
   1,050M  Kindercare Learning Centers, Inc., 9.50%, 2009       1,008,000         152
     950M  Loomis Fargo & Co., 10%, 2004                          940,500         141
     886M  Pierce Leahy Corp., 11.125%, 2006                      965,740         145
-------------------------------------------------------------------------------------
                                                                3,391,740         510
-------------------------------------------------------------------------------------
           PAPER/FOREST PRODUCTS--7.1%
     500M  Container Corp. of America, 11.25%, 2004               522,500          79
   1,050M  Packaging Corp. of America, 9.625%, 2009 +           1,071,000         161
     650M  Riverwood International Corp., 10.25%, 2006            662,188         100
     800M  S.D. Warren Co., 12%, 2004                             854,000         128
     501M  S.D. Warren Co., 14%, 2006                             573,164          86
   1,000M  Stone Container Corp., 10.75%, 2002                  1,038,750         156
-------------------------------------------------------------------------------------
                                                                4,721,602         710
-------------------------------------------------------------------------------------
           REAL ESTATE/CONSTRUCTION--.5%
     800M  Cathay International, Ltd., 13%, 2008 +                312,000          47
-------------------------------------------------------------------------------------

FIRST INVESTORS LIFE HIGH YIELD FUND
June 30, 1999

-------------------------------------------------------------------------------------
                                                                               AMOUNT
PRINCIPAL                                                                    INVESTED
  AMOUNT                                                                     FOR EACH
      OR                                                                   $10,000 OF
  SHARES   SECURITY                                                 VALUE  NET ASSETS
-------------------------------------------------------------------------------------
           RETAIL  - FOOD/DRUG--2.8%
$  1,000M  Randall's Food Markets, Inc., 9.375%, 2007         $ 1,065,000     $   160
     820M  Stater Brothers Holdings, Inc., 9%, 2004               791,300         119
-------------------------------------------------------------------------------------
                                                                1,856,300         279
-------------------------------------------------------------------------------------
           TELECOMMUNICATIONS--14.5%
     650M  21st Century Telecommunications Group, Inc.,
             0% - 12.25%, 2008                                    281,125          42
   1,000M  Comcast Cellular Holdings, Inc., 9.50%, 2007         1,125,000         169
   1,500M  E. Spire Communications, Inc., 0% - 13%, 2005          888,750         134
   1,200M  Facilicom International, Inc., 10.50%, 2008            936,000         141
   1,000M  McCaw International, Ltd., 0% - 13%, 2007              620,000          93
   1,250M  Netia Holdings BV, 0% - 11.25%, 2007                   784,375         118
   1,000M  Nextlink Communications, Inc., 9%, 2008                943,750         142
   1,000M  Pac-West Telecommunications, Inc., 13.50%, 2009 +    1,002,500         151
   1,100M  PowerTel, Inc., 0% - 12%, 2006                         885,500         133
   1,000M  Qwest Communications International, Inc.,
             0% - 9.47%, 2007                                     772,500         116
     700M  RCN Corp., 0% - 11%, 2008                              435,750          66
   1,500M  Viatel, Inc., 0% - 12.50%, 2008                        963,750         145
-------------------------------------------------------------------------------------
                                                                9,639,000       1,450
-------------------------------------------------------------------------------------
           TRANSPORTATION--1.5%
   1,000M  American Commercial Lines LLC, 10.25%, 2008          1,007,500         152
-------------------------------------------------------------------------------------
           TOTAL VALUE OF CORPORATE BONDS (cost $64,373,900)   61,313,873       9,225
-------------------------------------------------------------------------------------
           COMMON STOCKS--.7%
           MEDIA (CABLE TV/BROADCASTING)--.5%
   2,100   *Echostar Communications Corp.                         322,219          49
-------------------------------------------------------------------------------------
           MEDIA (OTHER)--.2%
   1,000   *Affiliated Newspapers Investment, Inc.                125,000          19
-------------------------------------------------------------------------------------
           TOTAL VALUE OF COMMON STOCKS (cost $20,963)            447,219          68
-------------------------------------------------------------------------------------
           PREFERRED STOCKS--.4%
           MISCELLANEOUS
     347   Day International Group, Inc., 12.25% (cost
             $342,332)                                            287,142          43
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
                                                                               AMOUNT
WARRANTS                                                                     INVESTED
      OR                                                                     FOR EACH
PRINCIPAL                                                                  $10,000 OF
  AMOUNT   SECURITY                                                 VALUE  NET ASSETS
-------------------------------------------------------------------------------------
           WARRANTS--.2%
           MEDIA (CABLE TV/BROADCASTING)--.1%
   3,300   *Diva Systems Corp. (expiring 3/1/08) +            $    39,600     $     6
  16,212   *Star Choice Communications, Inc. (expiring
             12/15/05) +                                           42,557           7
-------------------------------------------------------------------------------------
                                                                   82,157          13
-------------------------------------------------------------------------------------
           MINING/METALS--.0%
     800   *Gulf States Steel Aquisition Corp. (expiring
             4/15/03) +                                                 8          --
-------------------------------------------------------------------------------------
           PAPER/FOREST PRODUCTS--.1%
  10,800   *S.D. Warren Co. (expiring 12/15/06) +                  54,000           8
-------------------------------------------------------------------------------------
           TELECOMMUNICATIONS--.0%
   1,500   *E. Spire Communications, Inc. (expiring 11/1/05)       15,000           2
   1,000   *McCaw International, Ltd. (expiring 4/15/07) +          2,500          --
-------------------------------------------------------------------------------------
                                                                   17,500           2
-------------------------------------------------------------------------------------
           TOTAL VALUE OF WARRANTS (cost $2,500)                  153,665          23
-------------------------------------------------------------------------------------
           U.S. GOVERNMENT OBLIGATIONS--1.5%
$  1,000M  United States Treasury Notes, 6.125%, 2007 (cost
             $1,092,969)                                        1,011,250         152
-------------------------------------------------------------------------------------
           SHORT-TERM CORPORATE NOTES--2.6%
     250M  Eastman Kodak Co., 5.10%, 7/8/99                       249,752          38
   1,500M  Eastman Kodak Co., 5.28%, 7/9/99                     1,498,239         225
-------------------------------------------------------------------------------------
           TOTAL VALUE OF SHORT-TERM CORPORATE NOTES (cost
             $1,747,991)                                        1,747,991         263
-------------------------------------------------------------------------------------
TOTAL VALUE OF INVESTMENTS (cost $67,580,655)          97.7%   64,961,140       9,774
OTHER ASSETS, LESS LIABILITIES                          2.3     1,504,620         226
-------------------------------------------------------------------------------------
NET ASSETS                                            100.0%  $66,465,760     $10,000
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

  * Non-income producing
  + See Note 5

                       See notes to financial statements

PORTFOLIO OF INVESTMENTS
FIRST INVESTORS LIFE INTERNATIONAL SECURITIES FUND
June 30, 1999

----------------------------------------------------------------------------------------
                                                                                  AMOUNT
                                                                                INVESTED
                                                                                FOR EACH
                                                                              $10,000 OF
    SHARES   SECURITY                                                  VALUE  NET ASSETS
----------------------------------------------------------------------------------------
             COMMON STOCKS--89.5%
             UNITED STATES--32.7%
    14,250   Abbott Laboratories                                $    648,375     $    63
     7,400   Alcoa, Inc.                                             457,875          44
    10,300   Allied Signal, Inc.                                     648,900          63
     4,150   American General Corporation                            312,806          30
     9,798   American International Group, Inc.                    1,146,978         111
    10,225   AT&T Corporation                                        570,771          55
     7,500   Baxter International, Inc.                              454,688          44
     8,800   Chevron Corporation                                     837,650          81
    24,950   *Cisco Systems, Inc.                                  1,609,275         156
    23,437   Citigroup, Inc.                                       1,113,258         108
    10,700   Columbia/HCA Healthcare Corporation                     244,094          24
    13,900   CVS Corporation                                         710,638          69
     8,750   Du Pont (E.I.) de Nemours & Company                     597,734          58
    12,200   Exxon Corporation                                       940,925          91
     7,925   First Data Corporation                                  387,830          38
    10,600   Gannett Company, Inc.                                   756,575          73
     7,800   General Electric Company                                881,400          86
     5,575   Hartford Financial Services Group, Inc.                 325,092          32
    12,070   Hewlett-Packard Company                               1,213,035         118
    19,100   Home Depot, Inc.                                      1,230,756         120
    12,620   Intel Corporation                                       750,890          73
     8,800   International Business Machines Corporation           1,137,400         110
    11,550   Johnson & Johnson                                     1,131,900         110
     6,750   Kimberly Clark Corporation                              384,750          37
       563   *LifePoint Hospitals, Inc.                                7,565           1
     7,800   Marsh & McLennan Companies, Inc.                        588,900          57
    20,700   McDonald's Corporation                                  855,169          83
    12,917   *MCI WorldCom, Inc.                                   1,114,091         108
    17,100   *Microsoft Corporation                                1,542,206         150
    14,130   Pharmacia & Upjohn, Inc.                                802,761          78
     7,800   Philip Morris Companies, Inc.                           313,463          30
     5,900   Praxair, Inc.                                           288,731          28
     8,485   Procter & Gamble Company                                757,286          74
    17,180   SBC Communications, Inc.                                996,440          97
     8,030   Schlumberger, Ltd.                                      511,411          50
    12,100   Servicemaster Company                                   226,875          22
    26,750   Southwest Airlines Company                              832,594          81
    16,275   State Street Corporation                              1,389,478         135
     4,200   Texas Instruments, Inc.                                 609,000          59
  --------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
                                                                                  AMOUNT
                                                                                INVESTED
                                                                                FOR EACH
                                                                              $10,000 OF
    SHARES   SECURITY                                                  VALUE  NET ASSETS
----------------------------------------------------------------------------------------
             UNITED STATES (continued)
       563   *Triad Hospitals, Inc.                             $      7,601     $     1
     7,000   Tyco International, Ltd.                                663,250          64
    12,500   U.S. Bancorp                                            425,000          41
    29,500   Wal-Mart Stores, Inc.                                 1,423,375         138
    23,540   Walt Disney Company                                     725,326          70
    11,150   Warner-Lambert Company                                  773,531          75
     5,700   Weyerhaeuser Company                                    391,875          38
  --------------------------------------------------------------------------------------
                                                                  33,739,523       3,274
  --------------------------------------------------------------------------------------
             FRANCE--8.5%
     3,900   Accor SA                                                979,374          95
     2,430   Alcatel                                                 342,077          33
     9,500   Alstom                                                  298,819          29
     4,220   AXA-Uap                                                 514,852          50
     6,222   Banque Nationale de Paris                               518,473          50
     2,280   Casino Guichard Perrachon                               199,866          19
     3,500   Compagnie de Saint Gobain                               557,675          54
    12,600   Michelin (CGDE) - Class "B"                             515,487          50
     8,320   Paribas                                                 932,691          91
     3,700   Societe Generale                                        652,122          63
     4,270   Societe Nationale Elf Aquitaine SA                      626,640          61
     5,320   Suez Lyonnaise des Eaux                                 959,592          93
     7,194   Total SA - Class "B"                                    928,138          90
     9,090   Vivendi SA                                              736,368          72
  --------------------------------------------------------------------------------------
                                                                   8,762,174         850
  --------------------------------------------------------------------------------------
             UNITED KINGDOM--8.4%
    13,600   Barclays PLC                                            395,740          38
    91,013   BP Amoco PLC                                          1,631,183         158
    25,500   British Airways PLC                                     175,956          17
    18,969   British Telecommunications PLC                          317,846          31
    31,000   Cadbury Schweppes PLC                                   197,416          19
    28,816   Diageo PLC                                              300,925          29
    15,253   Granada Group PLC                                       282,990          28
     6,400   HSBC Holdings PLC                                       233,435          23
     9,500   HSBC Holdings PLC (75P)                                 336,485          33
    10,800   Imperial Chemical Industries PLC                        106,741          10
    79,300   Invensys PLC                                            375,314          36
    25,800   National Westminster Bank PLC                           546,992          53
    31,600   Prudential Corporation PLC                              465,235          45
  --------------------------------------------------------------------------------------

FIRST INVESTORS LIFE INTERNATIONAL SECURITIES FUND
June 30, 1999

----------------------------------------------------------------------------------------
                                                                                  AMOUNT
                                                                                INVESTED
                                                                                FOR EACH
                                                                              $10,000 OF
    SHARES   SECURITY                                                  VALUE  NET ASSETS
----------------------------------------------------------------------------------------
             UNITED KINGDOM (continued)
    47,600   Scottish Power PLC                                 $    411,175     $    40
    77,974   Smith & Nephew PLC                                      237,217          23
   116,445   Smithkline Beecham PLC                                1,513,388         147
    56,714   Vodafone Airtouch PLC                                 1,117,479         109
  --------------------------------------------------------------------------------------
                                                                   8,645,517         839
  --------------------------------------------------------------------------------------
             JAPAN--8.1%
    13,000   Bridgestone Corporation                                 393,093          38
    19,000   Dai Nippon Printing, Ltd.                               303,743          30
    29,000   Eisai Company, Ltd.                                     571,423          56
    11,000   Fujitsu, Ltd.                                           221,290          22
    25,000   Hitachi, Ltd.                                           234,427          23
     2,400   Mabuchi Motor Company, Ltd.                             223,067          22
     7,200   Matsumotokiyoshi Company, Ltd.                          431,262          42
     5,000   Matsushita Commnunication Industrial Company,
               Ltd.                                                  357,320          35
    38,000   Nikko Securities, Ltd.                                  245,192          24
        52   Nippon Telegraph & Telephone Corporation                605,750          59
        55   NTT Mobile Communications Network, Inc.                 745,208          72
    39,000   Olympus Optical Company, Ltd.                           576,429          56
     2,000   Rohm Company, Ltd.                                      313,120          30
     8,500   Sony Corporation                                        916,433          89
    12,000   Takeda Chemical Industries, Ltd.                        556,180          54
     8,100   Takefuji Corporation                                    837,170          81
    79,000   Toshiba Corporation                                     563,260          55
     6,000   Yamanouchi Pharmaceutical Company, Ltd.                 229,511          22
  --------------------------------------------------------------------------------------
                                                                   8,323,878         810
  --------------------------------------------------------------------------------------
             GERMANY--6.2%
     1,760   Allianz AG                                              488,259          47
    23,240   Bayer AG                                                968,283          94
     6,520   DaimlerChrysler AG                                      564,822          55
     6,000   Deutsche Bank AG                                        366,008          36
    13,910   Hoechst AG                                              629,762          61
     6,661   Mannesmann AG                                           994,015          97
     2,500   Munchener Ruckver AG                                    462,796          45
    15,910   Siemens AG                                            1,227,317         119
    11,200   Veba AG                                                 658,382          64
  --------------------------------------------------------------------------------------
                                                                   6,359,644         618
  --------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
                                                                                  AMOUNT
                                                                                INVESTED
                                                                                FOR EACH
                                                                              $10,000 OF
    SHARES   SECURITY                                                  VALUE  NET ASSETS
----------------------------------------------------------------------------------------
             NETHERLANDS--4.5%
    17,471   ING Groep NV                                       $    945,937     $    92
    16,246   Koninklijke Ahold NV                                    559,600          54
     9,339   Koninklijke KPN NV                                      438,225          43
     8,924   *Koninklijke Philips Electronics NV                     880,298          86
     5,700   Royal Dutch Petroleum Company                           333,894          32
    22,010   Unilever NV - CVA                                     1,483,374         144
  --------------------------------------------------------------------------------------
                                                                   4,641,328         451
  --------------------------------------------------------------------------------------
             SWITZERLAND--3.8%
       210   Alusuisse Lonza Holdings, Ltd.                          244,770          24
     4,070   Credit Suisse Group - Reg. Shs.                         704,252          68
       310   Holderbank Financiere Glarus AG                         365,914          36
       662   Nestle AG                                             1,192,758         116
       390   Novartis AG - Reg. Shs.                                 569,471          55
        30   Roche Holdings AG - Genusscheine                        308,375          30
     1,340   Swisscom AG                                             504,245          49
  --------------------------------------------------------------------------------------
                                                                   3,889,785         378
  --------------------------------------------------------------------------------------
             SPAIN--3.3%
     9,600   Banco Popular Espanol SA                                690,558          67
    21,200   Endesa SA                                               452,138          44
    17,000   Endesa SA (ADR)                                         361,250          35
    23,900   Repsol SA                                               488,032          47
    11,736   Telefonica SA                                           565,347          55
     5,545   Telefonica SA (ADR)                                     815,808          79
  --------------------------------------------------------------------------------------
                                                                   3,373,133         327
  --------------------------------------------------------------------------------------
             AUSTRALIA--2.9%
    70,262   Australia & New Zealand Banking Group, Ltd.             516,640          50
    69,631   Broken Hill Properties, Ltd.                            806,553          78
    50,732   News Corporation, Ltd.                                  432,840          42
     5,100   News Corporation, Ltd. (ADR)                            180,094          18
   525,568   Pasminco, Ltd.                                          580,253          56
    87,610   Telstra Corporation, Ltd. I/R                           502,011          49
  --------------------------------------------------------------------------------------
                                                                   3,018,391         293
  --------------------------------------------------------------------------------------
             CANADA--2.3%
    25,200   Alcan Aluminum, Ltd.                                    796,811          77
    19,400   Canadian Imperial Bank of Commerce                      461,374          45
  --------------------------------------------------------------------------------------

FIRST INVESTORS LIFE INTERNATIONAL SECURITIES FUND
June 30, 1999

----------------------------------------------------------------------------------------
                                                                                  AMOUNT
                                                                                INVESTED
                                                                                FOR EACH
                                                                              $10,000 OF
    SHARES   SECURITY                                                  VALUE  NET ASSETS
----------------------------------------------------------------------------------------
             CANADA (continued)
    10,100   Canadian National Railway Company                  $    676,700     $    66
    15,400   *Newbridge Networks Corporation                         436,998          42
  --------------------------------------------------------------------------------------
                                                                   2,371,883         230
  --------------------------------------------------------------------------------------
             HONG KONG--1.4%
    86,000   Cheung Kong Holdings, Ltd.                              764,799          74
   114,500   *China Telecom, Ltd.                                    318,019          31
    92,000   New World Development Company, Ltd.                     275,683          27
    11,000   Sun Hung Kai Properties                                 100,304          10
  --------------------------------------------------------------------------------------
                                                                   1,458,805         142
  --------------------------------------------------------------------------------------
             FINLAND--1.6%
    14,160   Nokia OYJ - Class "A"                                 1,241,273         121
    13,000   Upm - Kymmene Corporation                               372,712          36
  --------------------------------------------------------------------------------------
                                                                   1,613,985         157
  --------------------------------------------------------------------------------------
             SWEDEN--1.5%
     8,360   Hennes & Mauritz AB - Class "B"                         206,493          20
    65,580   Nordbanken Holdings AB                                  383,360          37
     7,250   Pharmacia & Upjohn (Swedish Dep. Shs.)                  400,788          39
    16,060   Telefonaktiebolaget L.M. Ericsson - Class "B"           514,744          50
  --------------------------------------------------------------------------------------
                                                                   1,505,385         146
  --------------------------------------------------------------------------------------
             ITALY--1.2%
    97,033   Telecom Italia SpA                                    1,008,707          98
    49,400   Unicredito Italiano SpA                                 217,031          21
  --------------------------------------------------------------------------------------
                                                                   1,225,738         119
  --------------------------------------------------------------------------------------
             BRAZIL--.7%
    12,100   Embratel Participacoes SA (ADR)                         167,887          16
     3,800   *Telecomunicacoes Brasileiras SA (ADR)                  342,712          33
     8,700   Telesp Participacoes SA (ADR)                           199,012          19
  --------------------------------------------------------------------------------------
                                                                     709,611          68
  --------------------------------------------------------------------------------------
             IRELAND--.6%
    47,502   Allied Irish Banks PLC                                  628,970          61
  --------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
                                                                                  AMOUNT
                                                                                INVESTED
                                                                                FOR EACH
                                                                              $10,000 OF
    SHARES   SECURITY                                                  VALUE  NET ASSETS
----------------------------------------------------------------------------------------
             MEXICO--.5%
     6,700   *Grupo Televisa SA                                 $    300,244     $    29
    11,200   Panamerican Beverages, Inc. (ADR) Class "A"             266,700          26
  --------------------------------------------------------------------------------------
                                                                     566,944          55
  --------------------------------------------------------------------------------------
             SINGAPORE--.5%
    44,000   Overseas Chinese Banking Corporation                    366,990          36
    41,000   Overseas Union Bank                                     197,474          19
  --------------------------------------------------------------------------------------
                                                                     564,464          55
  --------------------------------------------------------------------------------------
             DENMARK--.4%
     6,690   Unidanmark A/S - Class "A"                              446,496          43
  --------------------------------------------------------------------------------------
             NEW ZEALAND--.4%
    11,000   Telecom Corporation of New Zealand, Ltd. (ADR)          384,313          37
  --------------------------------------------------------------------------------------
             SOUTH KOREA--.0%
       400   Korea Telecom Corporation                                26,540           3
  --------------------------------------------------------------------------------------
             TOTAL VALUE OF COMMON STOCKS (cost $68,193,321)      92,256,507       8,956
  --------------------------------------------------------------------------------------
             PREFERRED STOCKS--.6%
             BRAZIL--.5%
   433,700   Companhia Cervejaria Brahma                             238,743          23
 1,620,600   Petroleo Brasileiros SA - Petrobras                     249,534          24
     3,800   Telecomunicacoes Brasileiras SA (ADR)                       237          --
     5,000   *Vale Do Rio Doce - Class "B"                                --          --
  --------------------------------------------------------------------------------------
                                                                     488,514          47
  --------------------------------------------------------------------------------------
             NETHERLANDS--.1%
    16,700   *Unilever NV                                             89,558           9
  --------------------------------------------------------------------------------------
             TOTAL VALUE OF PREFERRED STOCKS (cost $564,380)         578,072          56
  --------------------------------------------------------------------------------------

FIRST INVESTORS LIFE INTERNATIONAL SECURITIES FUND
June 30, 1999

----------------------------------------------------------------------------------------
                                                                                  AMOUNT
  WARRANTS                                                                      INVESTED
        OR                                                                      FOR EACH
 PRINCIPAL                                                                    $10,000 OF
    AMOUNT   SECURITY                                                  VALUE  NET ASSETS
----------------------------------------------------------------------------------------
             WARRANTS--.0%
             THAILAND
     1,500   *Siam Commercial Bank (expring 12/31/02)
               (cost $0)                                        $         --     $    --
  --------------------------------------------------------------------------------------
             FOREIGN GOVERNMENT AND AGENCY SECURITIES--8.1%
             GERMANY--7.1%
 EUR 1,850M  Bundesobligation, 6.75%, 9/15/99                      1,923,264         186
 EUR 5,210M  Bundesschatzanweisugen, 4%, 9/17/99                   5,387,312         523
  --------------------------------------------------------------------------------------
                                                                   7,310,576         709
  --------------------------------------------------------------------------------------
             CANADA--1.0%
 CAD 1,525M  Canadian Treasury Bill, Zero Coupon, 10/28/99         1,016,869          99
  --------------------------------------------------------------------------------------
             TOTAL VALUE OF FOREIGN GOVERNMENT AND AGENCY
              SECURITIES (cost $8,440,120)                         8,327,445         808
  --------------------------------------------------------------------------------------
             REPURCHASE AGREEMENT--2.5%
    $2,582M  Paribas Corp., 4.83%, 7/1/99 (collaterized by
               U.S. Treasury Note, due 7/15/06, valued at
               $2,638,562) (cost $2,582,000)                       2,582,000         251
  --------------------------------------------------------------------------------------
TOTAL VALUE OF INVESTMENTS (cost $79,779,821)           100.7%   103,744,024      10,071
EXCESS OF LIABILITIES OVER OTHER ASSETS                   (.7)      (729,784)        (71)
--------------------------------------------------------------------------------------
NET ASSETS                                              100.0%  $103,014,240     $10,000
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

  * Non-income producing
   Currency Abbreviations:
      EUR - Euro
      CAD - Canadian Dollar

                       See notes to financial statements

PORTFOLIO OF INVESTMENTS
FIRST INVESTORS LIFE INTERNATIONAL SECURITIES FUND
June 30, 1999

Sector diversification of the portfolio was as follows:

--------------------------------------------------------------------
                                         PERCENTAGE OF
SECTOR                                      NET ASSETS         VALUE
--------------------------------------------------------------------
Banks..................................           11.2% $ 11,522,827
Telephone..............................            8.3     8,559,942
Drugs..................................            8.2     8,455,373
Energy Sources.........................            5.9     6,035,996
Media..................................            5.7     5,873,543
Insurance..............................            5.1     5,250,855
Retail.................................            4.6     4,761,990
Communication Equipment................            4.4     4,501,687
Metals & Minerals......................            3.7     3,809,851
Travel & Leisure.......................            3.0     3,126,083
Electronics............................            2.9     3,009,025
Computers & Office Equipment...........            2.8     2,913,695
Household Products.....................            2.6     2,714,968
Electrical Equipment...................            2.6     2,707,098
Food/Beverage/Tobacco..................            2.4     2,510,005
Software Services......................            1.9     1,930,036
Medical Products.......................            1.9     1,916,709
Pipeline...............................            1.6     1,695,960
Electric Utilities.....................            1.5     1,521,695
Automotive.............................            1.4     1,473,402
Financial Services.....................            1.1     1,082,362
Chemicals..............................            1.0       993,206
Machinery & Manufacturing..............             .9       962,069
Entertainment Products.................             .9       916,433
Business Services......................             .7       764,799
Paper/Forest Products..................             .7       764,587
Transportation.........................             .7       676,700
Aerospace/Defense......................             .6       648,900
Energy Services........................             .5       511,411
Health Services........................             .5       486,135
Real Estate Companies..................             .4       375,987
Utilities..............................             .4       361,250
Foreign Government and Agency
  Securities...........................            8.1     8,327,445
Repurchase Agreement...................            2.5     2,582,000
--------------------------------------------------------------------
TOTAL VALUE OF INVESTMENTS                       100.7   103,744,024
EXCESS OF LIABILITIES OVER OTHER ASSETS            (.7)     (729,784)
--------------------------------------------------------------------
NET ASSETS                                       100.0% $103,014,240
--------------------------------------------------------------------
--------------------------------------------------------------------

                       See notes to financial statements

PORTFOLIO OF INVESTMENTS
FIRST INVESTORS LIFE INVESTMENT GRADE FUND
June 30, 1999

--------------------------------------------------------------------------------------
                                                                                AMOUNT
                                                                              INVESTED
                                                                              FOR EACH
PRINCIPAL                                                                   $10,000 OF
   AMOUNT   SECURITY                                                 VALUE  NET ASSETS
--------------------------------------------------------------------------------------
            CORPORATE BONDS--82.8%
            AEROSPACE/DEFENSE--5.5%
$     250M  Lockheed Martin Corp., 7.25%, 2006                 $   249,778     $   117
      300M  Raytheon Co., 6.15%, 2008                              282,703         132
      100M  Raytheon Co., 6.55%, 2010                               96,217          45
      250M  Rockwell International Corp., 8.375%, 2001             257,940         120
      300M  Thiokol Corp., 6.625%, 2008                            281,353         131
--------------------------------------------------------------------------------------
                                                                 1,167,991         545
--------------------------------------------------------------------------------------
            APPAREL/TEXTILES--1.2%
      260M  Westpoint Stevens, Inc., 7.875%, 2008                  251,550         117
--------------------------------------------------------------------------------------
            BASIC MATERIALS--1.2%
      270M  Navistar International Corp., 8%, 2008                 265,950         124
--------------------------------------------------------------------------------------
            CHEMICALS--2.7%
      250M  Du Pont (E.I.) de Nemours & Co., 8.125%, 2004          267,058         125
      300M  Lubrizol Corp., 7.25%, 2025                            302,626         141
--------------------------------------------------------------------------------------
                                                                   569,684         266
--------------------------------------------------------------------------------------
            CONGLOMERATES--2.6%
      300M  Hanson Overseas BV, 7.375%, 2003                       306,250         143
      250M  Tenneco, Inc., 7.875%, 2027                            243,318         114
--------------------------------------------------------------------------------------
                                                                   549,568         257
--------------------------------------------------------------------------------------
            CONSUMER PRODUCTS--2.3%
      250M  Dial Corp., 6.50%, 2008                                238,305         111
      265M  Mattel, Inc., 6%, 2003                                 258,553         121
--------------------------------------------------------------------------------------
                                                                   496,858         232
--------------------------------------------------------------------------------------
            ELECTRIC & GAS UTILITIES--7.5%
      250M  Baltimore Gas & Electric Co., 6.50%, 2003              250,303         117
      265M  Consumers Energy Co., 6.375%, 2008                     250,013         117
      350M  Duke Energy Co., 5.875%, 2003                          350,843         164
      200M  Kansas Gas & Electric Co., 7.60%, 2003                 206,027          96
      150M  Niagara Mohawk Power Co., 7.625%, 2005                 152,054          71
       62M  Old Dominion Electric Cooperative, 7.97%, 2002          63,803          30
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
                                                                                AMOUNT
                                                                              INVESTED
                                                                              FOR EACH
PRINCIPAL                                                                   $10,000 OF
   AMOUNT   SECURITY                                                 VALUE  NET ASSETS
--------------------------------------------------------------------------------------
            ELECTRIC & GAS UTILITIES (continued)
$     250M  Philadelphia Electric Co., 8%, 2002                $   258,973     $   121
       75M  Southwestern Electric Power Co., 7%, 2007               75,343          35
--------------------------------------------------------------------------------------
                                                                 1,607,359         751
--------------------------------------------------------------------------------------
            ENERGY--3.9%
      315M  Baroid Corp., 8%, 2003                                 331,321         155
      275M  Occidental Petroleum Corp., 6.40%, 2013                268,289         125
      250M  Phillips Petroleum Co., 7.20%, 2023                    232,559         108
--------------------------------------------------------------------------------------
                                                                   832,169         388
--------------------------------------------------------------------------------------
            ENTERTAINMENT/LEISURE--2.1%
      150M  Time Warner, Inc., 6.875%, 2018                        139,893          65
      300M  Walt Disney Co., 6.75%, 2006                           302,869         141
--------------------------------------------------------------------------------------
                                                                   442,762         206
--------------------------------------------------------------------------------------
            FINANCIAL SERVICES--9.7%
      300M  Chemical Bank NY, 7%, 2005                             305,836         143
      200M  Citicorp, 8%, 2003                                     209,117          98
      300M  First Union Corp., 8.125%, 2002                        313,170         146
      250M  Fleet Capital Trust II, 7.92%, 2026                    250,117         117
      300M  KeyCorp, 7.50%, 2006                                   309,083         144
      250M  Mellon Bank NA, 6.50%, 2005                            246,382         115
       50M  Meridian Bancorp, 7.875%, 2002                          51,903          24
       75M  Morgan Guaranty Trust Co. NY, 7.375%, 2002              76,704          36
      300M  NationsBank Corp., 8.125%, 2002                        314,237         147
--------------------------------------------------------------------------------------
                                                                 2,076,549         970
--------------------------------------------------------------------------------------
            FOOD SERVICE--1.2%
      250M  McDonald's Corp., 6.625%, 2005                         251,264         117
--------------------------------------------------------------------------------------
            FOOD/BEVERAGE/TOBACCO--5.8%
      250M  Anheuser-Busch Companies, Inc., 7%, 2005               251,025         117
      225M  Coca-Cola Enterprises, Inc., 7.875%, 2002              234,082         109
      300M  Hershey Foods Corp., 6.70%, 2005                       300,502         140
      275M  Pepsi Bottling Group, Inc., 7%, 2029                   257,834         120
      200M  Philip Morris Companies, Inc., 7.125%, 2002            202,537          94
--------------------------------------------------------------------------------------
                                                                 1,245,980         580
--------------------------------------------------------------------------------------

FIRST INVESTORS LIFE INVESTMENT GRADE FUND
June 30, 1999

--------------------------------------------------------------------------------------
                                                                                AMOUNT
                                                                              INVESTED
                                                                              FOR EACH
PRINCIPAL                                                                   $10,000 OF
   AMOUNT   SECURITY                                                 VALUE  NET ASSETS
--------------------------------------------------------------------------------------
            GAS TRANSMISSION--2.8%
$     300M  Columbia Energy Group, 6.80%, 2005                 $   295,616     $   138
      300M  Enron Corp., 7.125%, 2007                              298,850         139
--------------------------------------------------------------------------------------
                                                                   594,466         277
--------------------------------------------------------------------------------------
            HEALTHCARE--2.5%
      275M  Merck & Co., Inc., 5.95%, 2028                         241,579         113
      300M  Warner-Lambert Co., 6%, 2008                           291,910         136
--------------------------------------------------------------------------------------
                                                                   533,489         249
--------------------------------------------------------------------------------------
            INSURANCE--1.2%
      250M  First Colony Corp., 6.625%, 2003                       251,555         117
--------------------------------------------------------------------------------------
            INVESTMENT/FINANCE COMPANIES--4.3%
      300M  Associates Corp. of North America, 7.875%, 2001        310,217         145
      300M  General Electric Capital Corp., 7.875%, 2006           319,661         149
      300M  General Motors Acceptance Corp., 6.625%, 2005          296,723         138
--------------------------------------------------------------------------------------
                                                                   926,601         432
--------------------------------------------------------------------------------------
            MEDIA (CABLE TV/BROADCASTING)--4.0%
      300M  New York Times Co., Inc., 7.625%, 2005                 314,325         147
      250M  News America Holdings, Inc., 8.50%, 2005               264,545         123
      300M  PanAmSat Corp., 6.375%, 2008                           283,723         132
--------------------------------------------------------------------------------------
                                                                   862,593         402
--------------------------------------------------------------------------------------
            PAPER/FOREST PRODUCTS--1.2%
      250M  Temple Inland, Inc., 9%, 2001                          259,786         121
--------------------------------------------------------------------------------------
            RETAIL - FOOD/DRUG--1.3%
      300M  Kroger Co., 7%, 2018                                   280,388         131
--------------------------------------------------------------------------------------
            RETAIL - GENERAL MERCHANDISE--2.9%
      300M  Federated Department Stores, Inc., 7.45%, 2017         301,461         141
      300M  Wal-Mart Stores, Inc., 8%, 2006                        325,891         152
--------------------------------------------------------------------------------------
                                                                   627,352         293
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
                                                                                AMOUNT
                                                                              INVESTED
                                                                              FOR EACH
PRINCIPAL                                                                   $10,000 OF
   AMOUNT   SECURITY                                                 VALUE  NET ASSETS
--------------------------------------------------------------------------------------
            TECHNOLOGY--2.3%
$     250M  International Business Machines Corp., 5.375%,
              2009                                             $   228,643     $   107
      275M  Xerox Corp., 7.20%, 2016                               274,346         128
--------------------------------------------------------------------------------------
                                                                   502,989         235
--------------------------------------------------------------------------------------
            TELECOMMUNICATIONS--11.8%
      275M  AT&T Corp., 6%, 2009                                   258,574         121
      300M  Cable & Wireless Communications PLC, 6.75%, 2008       289,897         135
      350M  MCI Communications Corp., 7.50%, 2004                  362,033         169
      250M  New Jersey Bell Telephone Co., 7.375%, 2012            247,211         115
      300M  New York Telephone Co., 7.25%, 2024                    291,066         136
      200M  Pacific Bell Telephone Co., 7%, 2004                   203,750          95
      275M  Sprint Capital Corp., 6.125%, 2008                     256,731         120
      300M  TCI Communications, Inc., 6.375%, 2003                 298,565         139
      305M  WorldCom, Inc., 8.875%, 2006                           323,717         151
--------------------------------------------------------------------------------------
                                                                 2,531,544       1,181
--------------------------------------------------------------------------------------
            TRANSPORTATION--1.4%
      300M  Norfolk Southern Corp., 7.35%, 2007                    306,289         143
--------------------------------------------------------------------------------------
            UTILITIES--1.4%
      300M  Pennsylvania Power & Light Co., 6.875%, 2003           303,605         142
--------------------------------------------------------------------------------------
            TOTAL VALUE OF CORPORATE BONDS (cost $17,998,085)   17,738,341       8,276
--------------------------------------------------------------------------------------
            U.S. GOVERNMENT OBLIGATIONS--9.1%
    2,000M  United States Treasury Notes, 5.625%, 2008
              (cost $2,046,875)                                  1,959,376         914
--------------------------------------------------------------------------------------
            U.S. GOVERNMENT AGENCY OBLIGATIONS--2.2%
      500M  Federal National Mortgage Association, 5.75%,
              2008
              (cost $500,747)                                      477,988         223
--------------------------------------------------------------------------------------

FIRST INVESTORS LIFE INVESTMENT GRADE FUND
June 30, 1999

--------------------------------------------------------------------------------------
                                                                                AMOUNT
                                                                              INVESTED
                                                                              FOR EACH
PRINCIPAL                                                                   $10,000 OF
   AMOUNT   SECURITY                                                 VALUE  NET ASSETS
--------------------------------------------------------------------------------------
            SHORT-TERM CORPORATE NOTES--4.0%
$     350M  Eastman Kodak Co., 5.10%, 7/8/99                   $   349,653     $   163
      500M  Eastman Kodak Co., 5.28%, 7/9/99                       499,413         233
--------------------------------------------------------------------------------------
            TOTAL VALUE OF SHORT-TERM CORPORATE NOTES (cost
              $849,066)                                            849,066         396
--------------------------------------------------------------------------------------
TOTAL VALUE OF INVESTMENTS (cost $21,394,773)           98.1%   21,024,771       9,809
OTHER ASSETS, LESS LIABILITIES                           1.9       408,942         191
--------------------------------------------------------------------------------------
NET ASSETS                                             100.0%  $21,433,713     $10,000
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

                       See notes to financial statements

PORTFOLIO OF INVESTMENTS
FIRST INVESTORS LIFE TARGET MATURITY 2007 FUND
June 30, 1999

----------------------------------------------------------------------------------------------------
                                                                                              AMOUNT
                                                                                            INVESTED
                                                                                            FOR EACH
PRINCIPAL                                                     EFFECTIVE                   $10,000 OF
  AMOUNT   SECURITY                                               YIELD*          VALUE   NET ASSETS
----------------------------------------------------------------------------------------------------
           U.S. GOVERNMENT AGENCY ZERO COUPON
            OBLIGATIONS--56.4%
           Agency For International Development  -
             Israel:
$    570M    2/15/2007                                              6.21%   $   357,586   $      139
     119M    3/15/2007                                              6.21         74,262           29
   1,513M    8/15/2007                                              6.21        920,583          358
   1,000M    11/15/2007                                             6.22        598,805          233
     980M    2/15/2008                                              6.28        574,946          223
     493M  Federal Judiciary Office Building, 2/15/2007             6.37        305,586          119
           Federal National Mortgage Association:
     525M    10/8/2007                                              6.39        312,158          121
     719M    11/29/2007                                             6.40        423,311          164
     558M    2/1/2008                                               6.44        323,786          126
   1,134M    8/1/2008                                               6.48        635,382          247
     766M  Government Trust Certificate  - Turkey Trust,
             11/15/2007                                             6.30        455,710          177
           Government Trust Certificate  - Israel Trust:
     307M    10/1/2007                                              6.20        185,511           72
   6,154M    11/15/2007                                             6.30      3,661,150        1,422
     586M  International Bank for Reconstruction &
             Development, 8/15/2007                                 6.87        338,475          131
   5,390M  Resolution Funding Corporation,
             10/15/2007                                             6.16      3,259,743        1,266
           Tennessee Valley Authority:
   2,600M    11/1/2007                                              6.41      1,536,930          597
   1,000M    4/15/2008                                              6.48        570,745          222
----------------------------------------------------------------------------------------------------
           TOTAL VALUE OF U.S. GOVERNMENT AGENCY ZERO COUPON
            OBLIGATIONS (cost $14,247,382)                                   14,534,669        5,646
----------------------------------------------------------------------------------------------------

FIRST INVESTORS LIFE TARGET MATURITY 2007 FUND
June 30, 1999

----------------------------------------------------------------------------------------------------
                                                                                              AMOUNT
                                                                                            INVESTED
                                                                                            FOR EACH
PRINCIPAL                                                     EFFECTIVE                   $10,000 OF
  AMOUNT   SECURITY                                               YIELD*          VALUE   NET ASSETS
----------------------------------------------------------------------------------------------------
           U.S. TREASURY ZERO COUPON
            OBLIGATIONS--42.4%
$    200M  Treasury Investors Growth Receipts, 11/15/2007           6.13%   $   120,640   $       47
  17,750M  U.S. Treasury Strips, 11/15/2007                         6.03     10,794,023        4,193
----------------------------------------------------------------------------------------------------
           TOTAL VALUE OF U.S. TREASURY ZERO COUPON
            OBLIGATIONS (cost $10,508,873)                                   10,914,663        4,240
----------------------------------------------------------------------------------------------------
           SHORT-TERM CORPORATE NOTES--1.0%
     250M  Chevron USA, Inc., 5.18%, 7/7/99 (cost $249,784)                     249,784           97
----------------------------------------------------------------------------------------------------
TOTAL VALUE OF INVESTMENTS (cost $25,006,039)                       99.8%    25,699,116        9,983
OTHER ASSETS, LESS LIABILITIES                                        .2         43,595           17
----------------------------------------------------------------------------------------------------
NET ASSETS                                                         100.0%   $25,742,711   $   10,000
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

* THE EFFECTIVE YIELDS SHOWN FOR THE ZERO COUPON OBLIGATIONS ARE THE EFFECTIVE YIELDS AT JUNE 30, 1999.

                       See notes to financial statements

PORTFOLIO OF INVESTMENTS
FIRST INVESTORS LIFE TARGET MATURITY 2010 FUND
June 30, 1999

-----------------------------------------------------------------------------------------------------
                                                                                               AMOUNT
                                                                                             INVESTED
                                                                                             FOR EACH
PRINCIPAL                                                      EFFECTIVE                   $10,000 OF
   AMOUNT   SECURITY                                               YIELD*         VALUE    NET ASSETS
-----------------------------------------------------------------------------------------------------
            U.S. GOVERNMENT AGENCY ZERO COUPON
             OBLIGATIONS--55.8%
            Agency For International Development - Israel:
$     603M    8/15/2010                                              6.43%   $  298,197        $  341
      495M    9/15/2010                                              6.43       243,403           278
            Federal National Mortgage Association:
      700M    10/8/2010                                              6.62       336,135           385
      600M    11/29/2010                                             6.62       285,326           326
      921M    2/1/2011                                               6.62       433,153           495
      200M  Government Trust Certificate - Israel, 11/15/2010        6.52        96,416           110
    1,700M  Government Trust Certificate - Turkey, 11/15/2010        6.52       819,536           937
            Resolution Funding Corporation:
      650M    10/15/2010                                             6.40       319,193           365
    2,998M    1/15/2011                                              6.41     1,447,281         1,655
    1,250M  Tennessee Valley Authority, 11/1/2010                    6.63       596,929           683
-----------------------------------------------------------------------------------------------------
            TOTAL VALUE OF U.S. GOVERNMENT AGENCY ZERO COUPON
             OBLIGATIONS (cost $4,844,831)                                    4,875,569         5,575
-----------------------------------------------------------------------------------------------------
            U.S. TREASURY ZERO COUPON OBLIGATIONS--41.6%
    7,330M  U.S. Treasury Strips, 11/15/2010
              (cost $3,549,520)                                      6.25     3,640,349         4,163
-----------------------------------------------------------------------------------------------------
            SHORT-TERM CORPORATE NOTES--2.3%
      200M  Chevron USA, Inc., 5.18%, 7/7/99
              (cost $199,827)                                                   199,827           228
-----------------------------------------------------------------------------------------------------
TOTAL VALUE OF INVESTMENTS (cost $8,594,178)                         99.7%    8,715,745         9,966
OTHER ASSETS, LESS LIABILITIES                                         .3        29,780            34
-----------------------------------------------------------------------------------------------------
NET ASSETS                                                          100.0%   $8,745,525        $10,000
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

  * THE EFFECTIVE YIELDS SHOWN FOR THE ZERO COUPON OBLIGATIONS ARE THE EFFECTIVE YIELDS AT JUNE 30, 1999.

                       See notes to financial statements

PORTFOLIO OF INVESTMENTS
FIRST INVESTORS LIFE UTILITIES INCOME FUND
June 30, 1999

-----------------------------------------------------------------------------------------
                                                                                   AMOUNT
                                                                                 INVESTED
                                                                                 FOR EACH
                                                                               $10,000 OF
      SHARES   SECURITY                                                 VALUE  NET ASSETS
-----------------------------------------------------------------------------------------
               COMMON STOCKS--93.1%
               CAPITAL GOODS--1.1%
       5,800   General Electric Company                           $   655,400     $   108
-----------------------------------------------------------------------------------------
               COMMUNICATION SERVICES--39.5%
       8,200   ALLTEL Corporation                                     586,300          97
      16,000   *AT&T Canada, Inc.  - Class "B"                      1,025,000         169
      12,800   AT&T Corporation                                       714,400         118
      13,400   BCE, Inc.                                              660,787         109
      29,000   Bell Atlantic Corporation                            1,895,875         313
      27,800   Bellsouth Corporation                                1,303,125         215
      32,175   CenturyTel, Inc.                                     1,278,956         211
      20,500   Frontier Corporation                                 1,209,500         200
       6,400   GTE Corporation                                        484,800          80
      42,200   *ICG Communications, Inc.                              902,025         149
      45,300   *Intermedia Communications, Inc.                     1,359,000         224
      23,000   *IXC Communications, Inc.                              904,187         149
      13,704   KPN NV (ADR)                                           657,792         109
      25,653   *MCI WorldCom, Inc.                                  2,212,571         365
      14,200   *McLeodUSA, Inc.  - Class "A"                          781,000         129
      26,000   *Primus Telecommunications Group, Inc.                 583,375          96
      39,522   *Qwest Communications International, Inc.            1,306,696         216
      31,700   SBC Communications, Inc.                             1,838,600         303
      19,400   Sprint Corporation                                   1,024,562         169
       6,400   Telecomunicacoes Brasileiras SA (ADR)                  577,200          95
      16,600   Telephone and Data Systems, Inc.                     1,212,837         200
      18,700   US West, Inc.                                        1,098,625         181
       7,000   *WinStar Communications, Inc.                          341,250          56
-----------------------------------------------------------------------------------------
                                                                   23,958,463       3,953
-----------------------------------------------------------------------------------------
               FINANCIAL--1.6%
      20,100   Health Care REIT, Inc.                                 467,325          77
      24,800   Nationwide Health Properties, Inc.                     472,750          78
-----------------------------------------------------------------------------------------
                                                                      940,075         155
-----------------------------------------------------------------------------------------
               UTILITIES--50.9%
      21,200   BEC Energy                                             874,500         144
      14,900   Carolina Power & Light Company                         637,906         105
      22,500   Coastal Corporation                                    900,000         148
       4,300   Columbia Energy Group                                  269,556          44
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
                                                                                   AMOUNT
                                                                                 INVESTED
                                                                                 FOR EACH
                                                                               $10,000 OF
      SHARES   SECURITY                                                 VALUE  NET ASSETS
-----------------------------------------------------------------------------------------
               UTILITIES (continued)
      16,600   Consolidated Edison, Inc.                          $   751,150     $   124
      26,000   DPL, Inc.                                              477,750          79
      36,550   DQE, Inc.                                            1,466,569         242
      14,500   Duke Energy Corporation                                788,437         130
      49,200   Dynegy, Inc.                                         1,002,450         165
      16,800   El Paso Energy Corporation                             591,150          98
      16,700   Endesa SA (ADR)                                        354,875          59
      19,200   Enron Corporation                                    1,569,600         259
      21,400   FPL Group, Inc.                                      1,168,975         193
      37,800   Illinova Corporation                                 1,030,050         170
      21,800   MDU Resources Group, Inc.                              497,312          82
      31,600   MidAmerican Energy Holdings Company                  1,094,150         181
      14,200   Midcoast Energy Resources, Inc.                        228,975          38
      10,600   Montana Power Company                                  747,300         123
      10,400   National Fuel Gas Company                              504,400          83
      23,400   New Century Energies, Inc.                             908,212         150
      10,500   New Jersey Resources Corporation                       393,094          65
      53,500   *Niagara Mohawk Holdings, Inc.                         859,344         142
       9,400   NICOR, Inc.                                            357,788          59
       4,400   NiSource, Inc.                                         113,575          19
      19,100   NUI Corporation                                        477,500          79
      44,900   OGE Energy Corporation                               1,066,375         176
      32,100   PacifiCorp                                             589,838          97
      15,000   Peoples Energy Corporation                             565,313          93
      22,900   Pinnacle West Capital Corporation                      921,725         152
      28,900   Potomac Electric Power Company                         850,744         140
      39,600   Public Service Company of New Mexico                   787,050         130
      25,800   Reliant Energy, Inc.                                   712,725         118
       6,700   RGS Energy Group, Inc.                                 177,969          29
      38,100   SCANA Corporation                                      890,588         147
      41,500   Sempra Energy                                          938,938         155
      14,600   Sierra Pacific Resources                               531,075          88
      23,100   Texas Utilities Company                                952,875         157
      35,000   UtiliCorp United, Inc.                                 850,938         140
      16,900   Washington Gas Light Company                           439,400          72
      30,800   Western Resources, Inc.                                820,050         135
      39,800   Williams Companies, Inc.                             1,693,988         279
-----------------------------------------------------------------------------------------
                                                                   30,854,209       5,089
-----------------------------------------------------------------------------------------
                                                                   56,408,147       9,305
TOTAL VALUE OF COMMON STOCKS (cost $44,147,414)
-----------------------------------------------------------------------------------------

FIRST INVESTORS LIFE UTILITIES INCOME FUND
June 30, 1999

-----------------------------------------------------------------------------------------
                                                                                   AMOUNT
                                                                                 INVESTED
   SHARES OR                                                                     FOR EACH
   PRINCIPAL                                                                   $10,000 OF
      AMOUNT   SECURITY                                                 VALUE  NET ASSETS
-----------------------------------------------------------------------------------------
               CONVERTIBLE PREFERRED STOCKS--1.7%
               UTILITIES
      61,400   Avista Corporation, $1.24, 11/1/2001
                 (cost $1,166,952)                                $ 1,043,800     $   172
-----------------------------------------------------------------------------------------
               SHORT-TERM CORPORATE NOTES--4.6%
$      2,800M  Gannett Co., Inc., 5.05%, 7/8/99 (cost
                 $2,797,248)                                        2,797,248         461
-----------------------------------------------------------------------------------------
TOTAL VALUE OF INVESTMENTS (cost $48,111,614)              99.4%   60,249,195       9,938
OTHER ASSETS, LESS LIABILITIES                               .6       375,596          62
-----------------------------------------------------------------------------------------
NET ASSETS                                                100.0%  $60,624,791     $10,000
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

  * NON-INCOME PRODUCING

                       See notes to financial statements

                      This page intentionally left blank.

STATEMENT OF ASSETS AND LIABILITIES
FIRST INVESTORS LIFE SERIES FUND
June 30, 1999

-------------------------------------------------------------------------------
                                                             CASH
                                            BLUE CHIP  MANAGEMENT     DISCOVERY
-------------------------------------------------------------------------------
ASSETS
Investment in securities:
  At identified cost...................  $160,331,784  $7,869,817  $ 97,452,034
                                         ------------  ----------  ------------
                                         ------------  ----------  ------------
  At value (Note 1A)...................  $233,629,676  $7,869,817  $120,908,990
Cash...................................       220,637      81,336       846,786
Receivables:
  Investment securities sold...........     5,131,229          --     1,612,554
  Interest and dividends...............       128,051      77,088        10,951
  Trust shares sold....................       273,780          --        61,446
                                         ------------  ----------  ------------
Total Assets...........................   239,383,373   8,028,241   123,440,727
                                         ------------  ----------  ------------
LIABILITIES
Payables:
  Investment securities purchased......     3,576,522     202,457     3,557,534
  Trust shares redeemed................        39,539       9,593        50,128
  Forward currency contracts (Note
    6).................................            --          --            --
Accrued advisory fee...................       152,973       3,331        75,087
Accrued expenses.......................           810       9,129         1,010
                                         ------------  ----------  ------------
Total Liabilities......................     3,769,844     224,510     3,683,759
                                         ------------  ----------  ------------
NET ASSETS.............................  $235,613,529  $7,803,731  $119,756,968
                                         ------------  ----------  ------------
                                         ------------  ----------  ------------
NET ASSETS CONSIST OF:
Capital paid in........................  $147,671,037  $7,803,731  $ 94,658,432
Accumulated net investment income
  (loss)...............................       639,770          --      (162,582)
Accumulated net realized gain (loss) on
  investments and foreign currency
  transactions.........................    14,004,830          --     1,804,162
Net unrealized appreciation
  (depreciation) of investments and
  foreign currency transactions........    73,297,892          --    23,456,956
                                         ------------  ----------  ------------
Total..................................  $235,613,529  $7,803,731  $119,756,968
                                         ------------  ----------  ------------
                                         ------------  ----------  ------------
SHARES OF BENEFICIAL INTEREST
  OUTSTANDING (Note 2).................     8,350,154   7,803,731     4,283,246
                                         ------------  ----------  ------------
                                         ------------  ----------  ------------
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE (Net
  assets divided by shares
  outstanding).........................  $      28.22  $     1.00  $      27.96
                                               ------       -----        ------
                                               ------       -----        ------

                       See notes to financial statements

---------------------------------------------------------------------------------------------------------
                                                                                INTERNATIONAL  INVESTMENT
                                          GOVERNMENT       GROWTH   HIGH YIELD    SECURITIES        GRADE
---------------------------------------------------------------------------------------------------------
ASSETS
Investment in securities:
  At identified cost...................  $10,804,406  $138,546,941 $67,580,655  $ 79,779,821  $21,394,773
                                         -----------  -----------  -----------  ------------  -----------
                                         -----------  -----------  -----------  ------------  -----------
  At value (Note 1A)...................  $10,657,731  $223,037,121 $64,961,140  $103,744,024  $21,024,771
Cash...................................      151,361    1,304,320      164,961        10,966       44,065
Receivables:
  Investment securities sold...........           --      556,624           --     3,069,639           --
  Interest and dividends...............       78,412      114,148    1,406,227       352,633      355,411
  Trust shares sold....................       41,434      212,055        8,914        77,898       24,006
                                         -----------  -----------  -----------  ------------  -----------
Total Assets...........................   10,928,938  225,224,268   66,541,242   107,255,160   21,448,253
                                         -----------  -----------  -----------  ------------  -----------
LIABILITIES
Payables:
  Investment securities purchased......           --      416,048           --     4,104,530           --
  Trust shares redeemed................           --       18,904       18,355        20,152          540
  Forward currency contracts (Note
    6).................................           --           --           --         5,887           --
Accrued advisory fee...................        5,837      145,045       44,941        68,307       11,544
Accrued expenses.......................          522        9,403       12,186        42,044        2,456
                                         -----------  -----------  -----------  ------------  -----------
Total Liabilities......................        6,359      589,400       75,482     4,240,920       14,540
                                         -----------  -----------  -----------  ------------  -----------
NET ASSETS.............................  $10,922,579  $224,634,868 $66,465,760  $103,014,240  $21,433,713
                                         -----------  -----------  -----------  ------------  -----------
                                         -----------  -----------  -----------  ------------  -----------
NET ASSETS CONSIST OF:
Capital paid in........................  $11,265,855  $134,788,926 $66,117,589  $ 72,350,196  $21,162,045
Accumulated net investment income
  (loss)...............................      318,012      140,383    3,066,416       580,752      531,543
Accumulated net realized gain (loss) on
  investments and foreign currency
  transactions.........................     (514,613)   5,215,379      (98,730)    6,131,429      110,127
Net unrealized appreciation
  (depreciation) of investments and
  foreign currency transactions........     (146,675)  84,490,180   (2,619,515)   23,951,863     (370,002)
                                         -----------  -----------  -----------  ------------  -----------
Total..................................  $10,922,579  $224,634,868 $66,465,760  $103,014,240  $21,433,713
                                         -----------  -----------  -----------  ------------  -----------
                                         -----------  -----------  -----------  ------------  -----------
SHARES OF BENEFICIAL INTEREST
  OUTSTANDING (Note 2).................    1,108,647    5,834,491    6,095,548     4,986,897    1,956,463
                                         -----------  -----------  -----------  ------------  -----------
                                         -----------  -----------  -----------  ------------  -----------
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE (Net
  assets divided by shares
  outstanding).........................  $      9.85  $     38.50  $     10.90  $      20.66  $     10.96
                                               -----  -----------  -----------        ------  -----------
                                               -----  -----------  -----------        ------  -----------

                       See notes to financial statements

STATEMENT OF ASSETS AND LIABILITIES
FIRST INVESTORS LIFE SERIES FUND
June 30, 1999

-----------------------------------------------------------------------------
                                              TARGET      TARGET
                                            MATURITY    MATURITY    UTILITIES
                                                2007        2010       INCOME
-----------------------------------------------------------------------------
ASSETS
Investment in securities:
  At identified cost...................  $25,006,039  $8,594,178  $48,111,614
                                         -----------  ----------  -----------
                                         -----------  ----------  -----------
  At value (Note 1A)...................  $25,699,116  $8,715,745  $60,249,195
Cash...................................       53,610      20,635      151,588
Receivables:
  Investment securities sold...........           --          --    1,395,145
  Interest and dividends...............           --          --      140,314
  Trust shares sold....................        4,922      14,320       47,746
                                         -----------  ----------  -----------
Total Assets...........................   25,757,648   8,750,700   61,983,988
                                         -----------  ----------  -----------
LIABILITIES
Payables:
  Investment securities purchased......           --          --    1,285,431
  Trust shares redeemed................          331         332       28,832
Accrued advisory fee...................       13,794       4,659       32,444
Accrued expenses.......................          812         184       12,490
                                         -----------  ----------  -----------
Total Liabilities......................       14,937       5,175    1,359,197
                                         -----------  ----------  -----------
NET ASSETS.............................  $25,742,711  $8,745,525  $60,624,791
                                         -----------  ----------  -----------
                                         -----------  ----------  -----------
NET ASSETS CONSIST OF:
Capital paid in........................  $24,483,531  $8,433,253  $45,793,662
Undistributed net investment income....      688,325     236,767      588,424
Accumulated net realized gain (loss) on
  investments..........................     (122,222)    (46,062)   2,105,124
Net unrealized appreciation of
  investments..........................      693,077     121,567   12,137,581
                                         -----------  ----------  -----------
Total..................................  $25,742,711  $8,745,525  $60,624,791
                                         -----------  ----------  -----------
                                         -----------  ----------  -----------
SHARES OF BENEFICIAL INTEREST
  OUTSTANDING (Note 2).................    2,109,073     712,034    3,700,934
                                         -----------  ----------  -----------
                                         -----------  ----------  -----------
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE (Net
  assets divided by shares
  outstanding).........................  $     12.21  $    12.28  $     16.38
                                         -----------  ----------  -----------
                                         -----------  ----------  -----------

                       See notes to financial statements

                      This page intentionally left blank.

STATEMENT OF OPERATIONS
FIRST INVESTORS LIFE SERIES FUND
Six Months Ended June 30, 1999

-------------------------------------------------------------------------------------
                                                                   CASH
                                                  BLUE CHIP   MANAGEMENT    DISCOVERY
-------------------------------------------------------------------------------------
INVESTMENT INCOME
Income:
  Interest...................................  $    211,850   $ 181,470   $   141,545
  Dividends..................................     1,287,617          --       149,549
                                               ------------   ---------   -----------
Total income.................................     1,499,467     181,470       291,094
                                               ------------   ---------   -----------
Expenses (Notes 1 and 4):
  Advisory fee...............................       818,672      27,059       414,090
  Reports and notices to shareholders........         6,000         400         3,000
  Professional fees..........................         9,360       3,556        10,304
  Custodian fees.............................        18,199       3,113        15,517
  Other expenses.............................         9,913         612        14,488
                                               ------------   ---------   -----------
Total expenses...............................       862,144      34,740       457,399
Less: Expenses waived or assumed.............            --      (9,413)           --
     Custodian fees paid indirectly..........        (9,612)       (311)       (9,505)
                                               ------------   ---------   -----------
Expenses - net...............................       852,532      25,016       447,894
                                               ------------   ---------   -----------
Net investment income (loss).................       646,935     156,454      (156,800)
                                               ------------   ---------   -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCY
 TRANSACTIONS (Note 3):
Net realized gain (loss) on investments and
  foreign currency transactions..............    14,033,898          --     2,025,124
Net unrealized appreciation (depreciation) of
  investments and foreign currency
  transactions...............................     6,423,386          --     4,190,571
                                               ------------   ---------   -----------
Net gain (loss) from investments and foreign
  currency transactions......................    20,457,284          --     6,215,695
                                               ------------   ---------   -----------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS..................  $ 21,104,219   $ 156,454   $ 6,058,895
                                               ------------   ---------   -----------
                                               ------------   ---------   -----------

(a) See note 1H
(b) Net of $79,193 foreign taxes withheld.

                       See notes to financial statements

------------------------------------------------------------------------------------------------------------------------------
                                                                                                INTERNATIONAL       INVESTMENT
                                                GOVERNMENT         GROWTH        HIGH YIELD        SECURITIES            GRADE
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Income:
  Interest...................................  $   356,479   $    130,633   $     3,295,536     $     150,682     $    718,307
  Dividends..................................           --        834,499            38,769(a)        898,185(b)            --
                                               -----------   ------------   ---------------     -------------     ------------
Total income.................................      356,479        965,132         3,334,305         1,048,867          718,307
                                               -----------   ------------   ---------------     -------------     ------------
Expenses (Notes 1 and 4):
  Advisory fee...............................       41,118        760,722           248,459           365,271           80,983
  Reports and notices to shareholders........          675         10,448             3,000             4,000            1,000
  Professional fees..........................        2,303          9,855             5,042             8,935            1,963
  Custodian fees.............................        1,922         15,680             6,677            81,114            2,148
  Other expenses.............................        2,204         20,204             4,657            10,174            2,902
                                               -----------   ------------   ---------------     -------------     ------------
Total expenses...............................       48,222        816,909           267,835           469,494           88,996
Less: Expenses waived or assumed.............       (8,223)            --                --                --          (16,197)
     Custodian fees paid indirectly..........       (1,705)        (2,298)           (1,244)               --             (947)
                                               -----------   ------------   ---------------     -------------     ------------
Expenses - net...............................       38,294        814,611           266,591           469,494           71,852
                                               -----------   ------------   ---------------     -------------     ------------
Net investment income (loss).................      318,185        150,521         3,067,714           579,373          646,455
                                               -----------   ------------   ---------------     -------------     ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCY
  TRANSACTIONS (Note 3):
Net realized gain (loss) on investments and
  foreign currency transactions..............      (22,488)     5,211,386           (97,398)        6,138,055           (2,921)
Net unrealized appreciation (depreciation) of
  investments and foreign currency
  transactions...............................     (251,458)    20,003,716        (1,481,017)        2,794,712       (1,213,376)
                                               -----------   ------------   ---------------     -------------     ------------
Net gain (loss) from investments and foreign
  currency transactions......................     (273,946)    25,215,102        (1,578,415)        8,932,767       (1,216,297)
                                               -----------   ------------   ---------------     -------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS..................  $    44,239   $ 25,365,623   $     1,489,299     $   9,512,140     $   (569,842)
                                               -----------   ------------   ---------------     -------------     ------------
                                               -----------   ------------   ---------------     -------------     ------------

(a) See note 1H
(b) Net of $79,193 foreign taxes withheld.

                       See notes to financial statements

STATEMENT OF OPERATIONS
FIRST INVESTORS LIFE SERIES FUND
Six Months Ended June 30, 1999

----------------------------------------------------------------------------------------
                                                     TARGET         TARGET
                                                   MATURITY       MATURITY     UTILITIES
                                                       2007           2010        INCOME
----------------------------------------------------------------------------------------
INVESTMENT INCOME
Income:
  Interest...................................  $    771,018   $    267,738   $    42,683
  Dividends..................................            --             --       734,104
                                               ------------   ------------   -----------
Total income.................................       771,018        267,738       776,787
                                               ------------   ------------   -----------
Expenses (Notes 1 and 4):
  Advisory fee...............................        97,608         33,891       203,382
  Reports and notices to shareholders........           900            400         1,000
  Professional fees..........................         3,286          2,062         5,032
  Custodian fees.............................         1,824            857         6,590
  Other expenses.............................           221            773           183
                                               ------------   ------------   -----------
Total expenses...............................       103,839         37,983       216,187
Less: Expenses waived or assumed.............       (19,522)        (6,778)      (40,676)
     Custodian fees paid indirectly..........        (1,784)          (857)       (6,590)
                                               ------------   ------------   -----------
Expenses - net...............................        82,533         30,348       168,921
                                               ------------   ------------   -----------
Net investment income........................       688,485        237,390       607,866
                                               ------------   ------------   -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS (Note 3):
Net realized gain (loss) on investments......       (12,491)       (46,062)    2,168,659
Net unrealized appreciation (depreciation) of
  investments................................    (2,671,874)      (996,038)    2,360,573
                                               ------------   ------------   -----------
Net gain (loss) from investments.............    (2,684,365)    (1,042,100)    4,529,232
                                               ------------   ------------   -----------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS..................  $ (1,995,880)  $   (804,710)  $ 5,137,098
                                               ------------   ------------   -----------
                                               ------------   ------------   -----------

(a) See note 1H
(b) Net of $79,193 foreign taxes withheld.

                       See notes to financial statements

STATEMENT OF CHANGES IN NET ASSETS
FIRST INVESTORS LIFE SERIES FUND

---------------------------------------------------------------------------------------------------
                                                       BLUE CHIP               CASH MANAGEMENT
                                               --------------------------  ------------------------
                                                  1/1/99 TO     1/1/98 TO    1/1/99 TO    1/1/98 TO
                                                    6/30/99      12/31/98      6/30/99     12/31/98
---------------------------------------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
  Net investment income......................  $    646,935  $  1,399,170  $   156,454  $   252,286
  Net realized gain on investments...........    14,033,898     3,330,401           --           --
  Net unrealized appreciation of
    investments..............................     6,423,386    25,976,750           --           --
                                               ------------  ------------  -----------  -----------
    Net increase in net assets resulting from
      operations.............................    21,104,219    30,706,321      156,454      252,286
                                               ------------  ------------  -----------  -----------
DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income......................    (1,406,535)   (1,263,751)    (156,454)    (252,286)
  Net realized gains.........................    (3,358,300)   (9,930,417)          --           --
                                               ------------  ------------  -----------  -----------
    Total distributions......................    (4,764,835)  (11,194,168)    (156,454)    (252,286)
                                               ------------  ------------  -----------  -----------
TRUST SHARE TRANSACTIONS*
  Proceeds from shares sold..................    12,531,098    25,456,684    2,498,081    4,428,716
  Reinvestment of distributions..............     4,764,835    11,194,168      156,454      252,286
  Cost of shares redeemed....................    (3,273,808)   (5,036,856)  (1,767,195)  (2,524,501)
                                               ------------  ------------  -----------  -----------
  Net increase from trust share
    transactions.............................    14,022,125    31,613,996      887,340    2,156,501
                                               ------------  ------------  -----------  -----------
    Net increase in net assets...............    30,361,509    51,126,149      887,340    2,156,501
NET ASSETS
  Beginning of period........................   205,252,020   154,125,871    6,916,391    4,759,890
                                               ------------  ------------  -----------  -----------
  End of period+.............................  $235,613,529  $205,252,020  $ 7,803,731  $ 6,916,391
                                               ------------  ------------  -----------  -----------
                                               ------------  ------------  -----------  -----------
  +Includes undistributed net investment
    income of................................  $    639,770  $  1,399,370           --           --
                                               ------------  ------------  -----------  -----------
                                               ------------  ------------  -----------  -----------
*TRUST SHARES ISSUED AND REDEEMED
  Sold.......................................       465,429     1,058,051    2,498,081    4,428,716
  Issued for distributions reinvested........       186,272       477,160      156,454      252,286
  Redeemed...................................      (121,057)     (216,433)  (1,767,195)  (2,524,501)
                                               ------------  ------------  -----------  -----------
  Net increase in trust shares outstanding...       530,644     1,318,778      887,340    2,156,501
                                               ------------  ------------  -----------  -----------
                                               ------------  ------------  -----------  -----------

                       See notes to financial statements

STATEMENT OF CHANGES IN NET ASSETS
FIRST INVESTORS LIFE SERIES FUND

---------------------------------------------------------------------------------------------------
                                                       DISCOVERY                  GOVERNMENT
                                               --------------------------  ------------------------
                                                  1/1/99 TO     1/1/98 TO    1/1/99 TO    1/1/98 TO
                                                    6/30/99      12/31/98      6/30/99     12/31/98
---------------------------------------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS
  Net investment income (loss)...............  $   (156,800) $    374,325  $   318,185  $   659,776
  Net realized gain (loss) on investments and
    foreign currency transactions............     2,025,124       220,000      (22,488)     100,859
  Net unrealized appreciation (depreciation)
    of investments and foreign currency
    transactions.............................     4,190,571     2,686,924     (251,458)     (39,867)
                                               ------------  ------------  -----------  -----------
    Net increase in net assets resulting from
      operations.............................     6,058,895     3,281,249       44,239      720,768
                                               ------------  ------------  -----------  -----------
DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income......................      (377,623)     (282,385)    (630,931)    (591,713)
  Net realized gains.........................      (437,699)   (6,711,235)          --           --
                                               ------------  ------------  -----------  -----------
    Total distributions......................      (815,322)   (6,993,620)    (630,931)    (591,713)
                                               ------------  ------------  -----------  -----------
TRUST SHARE TRANSACTIONS*
  Proceeds from shares sold..................     3,852,678    14,683,013      718,822    2,561,318
  Reinvestment of distributions..............       815,322     6,993,620      630,931      591,713
  Cost of shares redeemed....................    (3,982,532)   (3,666,264)    (831,547)  (1,410,754)
                                               ------------  ------------  -----------  -----------
  Net increase from trust share
    transactions.............................       685,468    18,010,369      518,206    1,742,277
                                               ------------  ------------  -----------  -----------
    Net increase (decrease) in net assets....     5,929,041    14,297,998      (68,486)   1,871,332
NET ASSETS
  Beginning of period........................   113,827,927    99,529,929   10,991,065    9,119,733
                                               ------------  ------------  -----------  -----------
  End of period+.............................  $119,756,968  $113,827,927  $10,922,579  $10,991,065
                                               ------------  ------------  -----------  -----------
                                               ------------  ------------  -----------  -----------
  +Includes accumulated net investment income
    (loss) of................................  $   (162,582) $    371,841  $   318,012  $   630,758
                                               ------------  ------------  -----------  -----------
                                               ------------  ------------  -----------  -----------
*TRUST SHARES ISSUED AND REDEEMED
  Sold.......................................       150,123       565,739       71,450      251,092
  Issued for distributions reinvested........        32,810       257,308       64,184       60,564
  Redeemed...................................      (156,570)     (149,789)     (82,885)    (138,579)
                                               ------------  ------------  -----------  -----------
  Net increase in trust shares outstanding...        26,363       673,258       52,749      173,077
                                               ------------  ------------  -----------  -----------
                                               ------------  ------------  -----------  -----------

                       See notes to financial statements

------------------------------------------------------------------------------------------------------------------------------
                                                                                                     INTERNATIONAL SECURITIES
                                                         GROWTH                   HIGH YIELD
                                               --------------------------  ------------------------  -------------------------
                                                  1/1/99 TO     1/1/98 TO    1/1/99 TO    1/1/98 TO     1/1/99 TO    1/1/98 TO
                                                    6/30/99      12/31/98      6/30/99     12/31/98       6/30/99     12/31/98
---------------------------------------------  ------------  ------------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS
  Net investment income (loss)...............  $    150,521  $    518,164  $ 3,067,714  $ 5,672,755  $    579,373  $   627,757
  Net realized gain (loss) on investments and
    foreign currency transactions............     5,211,386     8,688,575      (97,398)     611,559     6,138,055      111,518
  Net unrealized appreciation (depreciation)
    of investments and foreign currency
    transactions.............................    20,003,716    28,691,762   (1,481,017)  (4,441,350)    2,794,712   12,766,600
                                               ------------  ------------  -----------  -----------  ------------  -----------
    Net increase in net assets resulting from
      operations.............................    25,365,623    37,898,501    1,489,299    1,842,964     9,512,140   13,505,875
                                               ------------  ------------  -----------  -----------  ------------  -----------
DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income......................      (525,165)     (654,070)  (5,671,418)  (4,824,396)     (586,561)    (705,531)
  Net realized gains.........................    (8,683,787)   (4,932,402)     (88,703)          --      (151,528)  (3,773,054)
                                               ------------  ------------  -----------  -----------  ------------  -----------
    Total distributions......................    (9,208,952)   (5,586,472)  (5,760,121)  (4,824,396)     (738,089)  (4,478,585)
                                               ------------  ------------  -----------  -----------  ------------  -----------
TRUST SHARE TRANSACTIONS*
  Proceeds from shares sold..................    14,349,961    24,961,026    2,835,869    7,629,469     3,954,787    9,229,799
  Reinvestment of distributions..............     9,208,952     5,586,472    5,760,121    4,824,396       738,089    4,478,585
  Cost of shares redeemed....................    (1,984,457)   (3,540,336)  (3,205,229)  (3,745,407)   (2,632,578)  (5,018,471)
                                               ------------  ------------  -----------  -----------  ------------  -----------
  Net increase from trust share
    transactions.............................    21,574,456    27,007,162    5,390,761    8,708,458     2,060,298    8,689,913
                                               ------------  ------------  -----------  -----------  ------------  -----------
    Net increase (decrease) in net assets....    37,731,127    59,319,191    1,119,939    5,727,026    10,834,349   17,717,203
NET ASSETS
  Beginning of period........................   186,903,741   127,584,550   65,345,821   59,618,795    92,179,891   74,462,688
                                               ------------  ------------  -----------  -----------  ------------  -----------
  End of period+.............................  $224,634,868  $186,903,741  $66,465,760  $65,345,821  $103,014,240  $92,179,891
                                               ------------  ------------  -----------  -----------  ------------  -----------
                                               ------------  ------------  -----------  -----------  ------------  -----------
  +Includes accumulated net investment income
    (loss) of................................  $    140,383  $    515,027  $ 3,066,416  $ 5,670,120  $    580,752  $   587,940
                                               ------------  ------------  -----------  -----------  ------------  -----------
                                               ------------  ------------  -----------  -----------  ------------  -----------
*TRUST SHARES ISSUED AND REDEEMED
  Sold.......................................       394,852       794,414      255,503      645,767       199,320      512,858
  Issued for distributions reinvested........       269,899       182,445      539,842      414,467        39,576      256,212
  Redeemed...................................       (54,272)     (116,212)    (284,673)    (320,790)     (133,639)    (289,842)
                                               ------------  ------------  -----------  -----------  ------------  -----------
  Net increase in trust shares outstanding...       610,479       860,647      510,672      739,444       105,257      479,228
                                               ------------  ------------  -----------  -----------  ------------  -----------
                                               ------------  ------------  -----------  -----------  ------------  -----------

                       See notes to financial statements

STATEMENT OF CHANGES IN NET ASSETS
FIRST INVESTORS LIFE SERIES FUND

-------------------------------------------------------------------------------------------------
                                                                                  TARGET
                                                   INVESTMENT GRADE           MATURITY 2007
                                               ------------------------  ------------------------
                                                 1/1/99 TO    1/1/98 TO    1/1/99 TO    1/1/98 TO
                                                   6/30/99     12/31/98      6/30/99     12/31/98
---------------------------------------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS
  Net investment income......................  $   646,455  $ 1,146,513  $   688,485  $ 1,196,662
  Net realized gain (loss) on investments....       (2,921)     126,011      (12,491)       6,102
  Net unrealized appreciation (depreciation)
    of investments...........................   (1,213,376)     390,278   (2,671,874)   2,018,771
                                               -----------  -----------  -----------  -----------
    Net increase (decrease) in net assets
      resulting from operations..............     (569,842)   1,662,802   (1,995,880)   3,221,535
                                               -----------  -----------  -----------  -----------
DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income......................   (1,261,195)  (1,073,498)  (1,196,679)    (996,667)
  Net realized gains.........................       (9,047)          --           --           --
                                               -----------  -----------  -----------  -----------
    Total distributions......................   (1,270,242)  (1,073,498)  (1,196,679)    (996,667)
                                               -----------  -----------  -----------  -----------
TRUST SHARE TRANSACTIONS*
  Proceeds from shares sold..................    1,423,246    4,619,860    2,042,291    5,123,567
  Reinvestment of distributions..............    1,270,242    1,073,498    1,196,679      996,667
  Cost of shares redeemed....................     (928,295)  (1,993,575)    (776,293)  (2,172,225)
                                               -----------  -----------  -----------  -----------
  Net increase from trust share
    transactions.............................    1,765,193    3,699,783    2,462,677    3,948,009
                                               -----------  -----------  -----------  -----------
    Net increase (decrease) in net assets....      (74,891)   4,289,087     (729,882)   6,172,877
NET ASSETS
  Beginning of period........................   21,508,604   17,219,517   26,472,593   20,299,716
                                               -----------  -----------  -----------  -----------
  End of period+.............................  $21,433,713  $21,508,604  $25,742,711  $26,472,593
                                               -----------  -----------  -----------  -----------
                                               -----------  -----------  -----------  -----------
  +Includes undistributed net investment
    income of................................  $   531,543  $ 1,146,283  $   688,325  $ 1,196,519
                                               -----------  -----------  -----------  -----------
                                               -----------  -----------  -----------  -----------
*TRUST SHARES ISSUED AND REDEEMED
  Sold.......................................      125,295      396,824      159,887      392,375
  Issued for distributions reinvested........      114,954       96,974       96,273       82,165
  Redeemed...................................      (81,171)    (172,079)     (61,178)    (167,391)
                                               -----------  -----------  -----------  -----------
  Net increase in trust shares outstanding...      159,078      321,719      194,982      307,149
                                               -----------  -----------  -----------  -----------
                                               -----------  -----------  -----------  -----------

                       See notes to financial statements

-----------------------------------------------------------------------------------------------
                                                       TARGET
                                                   MATURITY 2010           UTILITIES INCOME
                                               ----------------------  ------------------------
                                                1/1/99 TO   1/1/98 TO    1/1/99 TO    1/1/98 TO
                                                  6/30/99    12/31/98      6/30/99     12/31/98
---------------------------------------------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS
  Net investment income......................  $  237,390  $  350,859  $   607,866  $ 1,070,493
  Net realized gain (loss) on investments....     (46,062)         --    2,168,659    1,605,884
  Net unrealized appreciation (depreciation)
    of investments...........................    (996,038)    611,313    2,360,573    2,566,807
                                               ----------  ----------  -----------  -----------
    Net increase (decrease) in net assets
      resulting from operations..............    (804,710)    962,172    5,137,098    5,243,184
                                               ----------  ----------  -----------  -----------
DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income......................    (351,025)   (209,527)  (1,089,080)    (847,985)
  Net realized gains.........................          --      (3,786)  (1,669,489)  (1,305,515)
                                               ----------  ----------  -----------  -----------
    Total distributions......................    (351,025)   (213,313)  (2,758,569)  (2,153,500)
                                               ----------  ----------  -----------  -----------
TRUST SHARE TRANSACTIONS*
  Proceeds from shares sold..................   1,186,712   3,140,304    5,875,626   12,377,174
  Reinvestment of distributions..............     351,025     213,313    2,758,569    2,153,500
  Cost of shares redeemed....................    (666,876)   (280,737)    (819,682)  (1,165,173)
                                               ----------  ----------  -----------  -----------
  Net increase from trust share
    transactions.............................     870,861   3,072,880    7,814,513   13,365,501
                                               ----------  ----------  -----------  -----------
    Net increase (decrease) in net assets....    (284,874)  3,821,739   10,193,042   16,455,185
NET ASSETS
  Beginning of period........................   9,030,399   5,208,660   50,431,749   33,976,564
                                               ----------  ----------  -----------  -----------
  End of period+.............................  $8,745,525  $9,030,399  $60,624,791  $50,431,749
                                               ----------  ----------  -----------  -----------
                                               ----------  ----------  -----------  -----------
  +Includes undistributed net investment
    income of................................  $  236,767  $  350,402  $   588,424  $ 1,069,638
                                               ----------  ----------  -----------  -----------
                                               ----------  ----------  -----------  -----------
*TRUST SHARES ISSUED AND REDEEMED
  Sold.......................................      90,379     239,826      376,332      841,969
  Issued for distributions reinvested........      27,925      17,385      192,503      151,335
  Redeemed...................................     (52,559)    (21,133)     (53,286)     (79,873)
                                               ----------  ----------  -----------  -----------
  Net increase in trust shares outstanding...      65,745     236,078      515,549      913,431
                                               ----------  ----------  -----------  -----------
                                               ----------  ----------  -----------  -----------

                       See notes to financial statements

NOTES TO FINANCIAL STATEMENTS
FIRST INVESTORS LIFE SERIES FUND

1. SIGNIFICANT ACCOUNTING POLICIES--First Investors Life Series Fund (the "Life Series Fund"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as a diversified, open-end management investment company. The Life Series Fund operates as a series fund, issuing shares of beneficial interest in the Blue Chip, Cash Management, Discovery, Government, Growth, High Yield, International Securities, Investment Grade, Target Maturity 2007, Target Maturity 2010, and Utilities Income Funds (each a "Fund") and accounts separately for its assets, liabilities and operations. The objective of each Fund is as follows:

BLUE CHIP FUND seeks high total investment return consistent with the preservation of capital.

CASH MANAGEMENT FUND seeks to earn a high rate of current income consistent with the preservation of capital and maintenance of liquidity.

DISCOVERY FUND seeks long-term growth of capital without regard to dividend or interest income.

GOVERNMENT FUND seeks to achieve a significant level of current income which is consistent with security and liquidity of principal.

GROWTH FUND seeks long-term capital appreciation.

HIGH YIELD FUND seeks to earn high current income and secondarily seeks capital appreciation.

INTERNATIONAL SECURITIES FUND primarily seeks long-term capital growth and secondarily a reasonable level of current income.

INVESTMENT GRADE FUND seeks to generate a maximum level of income consistent with investment in investment grade debt securities.

TARGET MATURITY 2007 FUND AND TARGET MATURITY 2010 FUND seek a predictable compounded investment return for investors who hold their Fund shares until the Fund's maturity, consistent with the preservation of capital.

UTILITIES INCOME FUND primarily seeks high current income and secondarily long-term capital appreciation.

A. Security Valuation--Except as provided below a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter ("OTC") market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices prior to the time when assets are valued based upon quotes furnished by a market maker for such securities. Securities may also be priced by a pricing service. The pricing service uses quotations obtained from investment dealers or brokers, information with respect to market transactions in comparable securities and other available information in determining value. Short-term debt securities that mature in 60 days or less are valued at amortized cost. Securities for which market quotations are not readily available and other assets are valued on a consistent basis at fair value as determined in good faith by or under the supervision of the Life Series Fund's officers in the manner specifically authorized by the Board of Trustees of the Life Series Fund. For valuation purposes, where applicable, quotations of foreign securities in foreign currencies are translated to U.S. dollar equivalents using the foreign exchange quotation in effect.

The Cash Management Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 under the 1940 Act. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value.

B. Federal Income Taxes--No provision has been made for federal income taxes on net income or capital gains since it is the policy of each Fund to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies, and to make sufficient distributions of income and capital gains (in excess of any available capital loss carryovers), to relieve each Fund from all, or substantially all, federal income taxes. At December 31, 1998, capital loss carryovers were as follows:

                                              Year Capital Loss
                                              Carryovers Expire
                                         ----------------------------
Fund                                        Total      2002      2004
---------------------------------------  --------  --------  --------
Government.............................  $492,125  $264,105  $228,020
Target Maturity 2007...................    82,126        --    82,126

C. Foreign Currency Translations--The accounting records of International Securities Fund are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the date of valuation. Purchases and sales of investment securities, dividend income and certain expenses are translated to U.S. dollars at the rates of exchange prevailing on the respective dates of such transactions.

FIRST INVESTORS LIFE SERIES FUND

The International Securities Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments.

Net realized and unrealized gains and losses on foreign currency transactions includes gains and losses from the sales of foreign currency and gains and losses on accrued foreign dividends and related withholding taxes.

D. Distributions to Shareholders--Distributions to shareholders from net investment income and net realized capital gains are declared and paid annually on all Funds except for the Cash Management Fund which declares dividends from the total of net investment income (plus or minus all realized short term gains and losses on investments) daily and pays monthly. Dividends from net investment income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, capital loss carryforwards and deferral of wash sales.

E. Expense Allocation--Expenses directly charged or attributable to a Fund are paid from the assets of that Fund. General expenses of the Life Series Fund are allocated among and charged to the assets of each Fund on a fair and equitable basis, which may be based on the relative assets of each Fund or the nature of the services performed and relative applicability to each Fund.

F. Repurchase Agreements--Securities pledged as collateral for repurchase agreements are held by the Fund's custodian until maturity of the repurchase agreement. The agreements provide that the Fund will receive, as collateral, securities with a market value which will at all times be at least equal to 100% of the amount invested by the Fund.

G. Use of Estimates--The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

H. Other--Security transactions are accounted for on the date the securities are purchased or sold. Cost is determined and gains and losses are based, on the identified cost basis for securities and the amortized cost basis for short-term securities, for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Shares of stock received in lieu of cash dividends on certain preferred stock holdings of the High Yield Fund are recognized as dividend income and recorded at the market value of the shares received. For the six months ended June 30, 1999, the High Yield Fund recognized $17,500 from these taxable "pay-in-kind" distributions. Interest income and estimated expenses are accrued daily. For the six months ended June 30, 1999, The Bank of New York, custodian for all the Funds, except the International Securities Fund, has provided credits in the amount of $34,853 against custodian charges based on the uninvested cash balances of the Funds.

2. TRUST SHARES--The Declaration of Trust permits the issuance of an unlimited number of shares of beneficial interest, of one or more Funds. Shares in the Funds are acquired through the purchase of variable annuity or variable life insurance contracts sold by First Investors Life Insurance Company.

3. SECURITY TRANSACTIONS--For the six months ended June 30, 1999, purchases and sales of securities and long-term U.S. Government obligations, excluding foreign currencies and short-term securities, were as follows:

                                                                          Long-Term U.S.
                                                 Securities           Government Obligations
                                         --------------------------  ------------------------
                                              Cost of      Proceeds      Cost of     Proceeds
Fund                                        Purchases    from Sales    Purchases   from Sales
---------------------------------------  ------------  ------------  -----------  -----------
Blue Chip..............................  $113,962,310  $105,574,776  $        --  $        --
Discovery..............................    68,070,603    70,167,898           --           --
Government.............................            --            --    2,722,562    2,517,679
Growth.................................    37,018,781    27,058,732           --           --
High Yield.............................    14,367,189    10,986,034           --           --
International Securities...............    59,203,252    58,015,497           --           --
Investment Grade.......................     3,782,076     3,031,444           --           --
Target Maturity 2007...................            --            --    1,163,146      185,310
Target Maturity 2010...................            --            --      676,805      399,497
Utilities Income.......................    22,708,748    17,578,549           --           --

At June 30, 1999, aggregate cost and net unrealized appreciation (depreciation) of securities for federal income tax purposes were as follows:

                                                              Gross         Gross  Net Unrealized
                                            Aggregate    Unrealized    Unrealized    Appreciation
Fund                                             Cost  Appreciation  Depreciation  (Depreciation)
---------------------------------------  ------------  ------------  ------------  --------------
Blue Chip..............................  $160,360,287  $ 74,464,050  $  1,194,661  $   73,269,389
Cash Management........................     7,869,817            --            --              --
Discovery..............................    97,675,928    27,173,430     3,940,368      23,233,062
Government.............................    10,804,406        12,886       159,561        (146,675)

FIRST INVESTORS LIFE SERIES FUND

                                                              Gross         Gross  Net Unrealized
                                            Aggregate    Unrealized    Unrealized    Appreciation
Fund                                             Cost  Appreciation  Depreciation  (Depreciation)
---------------------------------------  ------------  ------------  ------------  --------------
Growth.................................  $138,552,321  $ 86,440,852  $  1,956,052  $   84,484,800
High Yield.............................    67,580,655       577,421     3,196,936      (2,619,515)
International Securities...............    79,779,821    25,395,065     1,430,862      23,964,203
Investment Grade.......................    21,394,773       146,717       516,719        (370,002)
Target Maturity 2007...................    25,033,645       776,414       110,943         665,471
Target Maturity 2010...................     8,594,178       219,177        97,610         121,567
Utilities Income.......................    48,191,015    12,630,281       572,101      12,058,180

4. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES--Certain officers and trustees of the Life Series Fund are officers and directors of its investment adviser, First Investors Management Company, Inc. ("FIMCO") and/or its transfer agent, Administrative Data Management Corp. Trustees of the Life Series Fund who are not "interested persons" of the Life Series Fund as defined in the 1940 Act are remunerated by the Funds. For the six months ended June 30, 1999, total trustees fees accrued by the Funds amounted to $23,699.

The Investment Advisory Agreement provides as compensation to FIMCO an annual fee, payable monthly, at the rate of .75% on the first $250 million of each Fund's average daily net assets, declining by .03% on each $250 million thereafter, down to .66% on average daily net assets over $750 million. For the six months ended June 30, 1999, total advisory fees accrued to FIMCO were $3,091,255 of which $96,808 was waived by the investment adviser. In addition, $4,001 of expenses were assumed by FIMCO.

Wellington Management company, serves as investment subadviser to the Growth Fund and the International Securities Fund. The subadviser is paid by FIMCO and not by the Funds.

5. RULE 144A SECURITIES--Under Rule 144A, certain restricted securities are exempt from the registration requirements of the Securities Act of 1933 and may only be resold to qualified institutional investors. At June 30, 1999, the High Yield Fund held fourteen 144A securities with an aggregate value of $7,774,165. The securities represent approximately 11.7% of the Fund's net assets and are valued as set forth in Note 1A.

6. FORWARD CURRENCY CONTRACTS--A forward currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. When the International Securities Fund purchases or sells foreign securities it customarily enters into a forward currency contract to minimize foreign exchange risk between the trade date and the settlement date of such transactions. The International Securities Fund could be exposed to risk if counter-parties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The International Securities Fund had the following forward currency contracts outstanding at June 30, 1999.

      Contracts to Buy                                    Settlement              Unrealized
      Foreign Currency                   In Exchange for        Date                    Loss
----------------------------  --------------------------  ----------  ----------------------
   27,373  British Pounds          U.S.    $    43,472        7/1/99       U.S.   $    (324)
  158,190  British Pounds                      251,491        7/2/99                 (2,135)
  209,629  Euro                                216,853        7/2/99                   (662)
5,702,537  Japanese Yen                         47,144        7/5/99                    (31)
           Australian
  222,835  Dollars                             147,517        7/5/99                    (22)
   60,427  Euro                                 62,517        7/5/99                   (199)
   41,191  British Pounds                       64,937        7/6/99                     (8)
2,896,911  Euro                              2,993,407        7/6/99                 (5,823)
                                         ---------------                         -----------
                                           $ 3,827,338                            $  (9,204)
                                         ---------------                         -----------
                                         ---------------                         -----------


     Contracts to Sell                                    Settlement  Unrealized Gain (Loss)
      Foreign Currency                   In Exchange for        Date
----------------------------  --------------------------  ----------  ----------------------
  895,309  Canadian Dollars        U.S.    $   605,798        7/5/99       U.S.   $     900
   29,621  British Pounds                       46,933        7/5/99                    242
  198,590  Euro                                205,456        7/5/99                    650
  162,343  British Pounds                      255,861        7/7/99                    (41)
  230,162  Euro                                238,932       7/30/99                  1,566
                                         ---------------                         -----------
                                           $ 1,352,980                            $   3,317
                                         ---------------                         -----------
                                         ---------------
Net Unrealized Loss on Forward Currency Contracts                                 $  (5,887)
                                                                                 -----------
                                                                                 -----------

7. CONCENTRATION OF CREDIT RISK--The High Yield Fund's investment in high yield securities, whether rated or unrated, may be considered speculative and subject to greater market fluctuations and risks of loss of income and principal than lower yielding, higher rated, fixed income securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

FINANCIAL HIGHLIGHTS
FIRST INVESTORS LIFE SERIES FUND

The following table sets forth the per share operating performance data for a trust share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.

    -------------------------------------------------------------------------------------------------------------------
                                                        P E R   S H A R E   D A T A
                 ----------------------------------------------------------------------------------------------------------

                                     INCOME FROM INVESTMENT OPERATIONS
                 NET ASSET  ----------------------------------------------------    LESS DISTRIBUTIONS FROM
                     VALUE                        NET REALIZED                      -----------------------
                 ---------              NET     AND UNREALIZED        TOTAL FROM            NET         NET
                 BEGINNING       INVESTMENT     GAIN (LOSS) ON        INVESTMENT     INVESTMENT    REALIZED           TOTAL
                 OF PERIOD           INCOME        INVESTMENTS        OPERATIONS         INCOME        GAIN   DISTRIBUTIONS
---------------------------------------------------------------------------------------------------------------------------
BLUE CHIP FUND
1994...........  $   14.21  $           .18    $          (.39)   $         (.21)   $       .08   $     .17   $         .25
1995...........      13.75              .26               4.11              4.37            .19         .95            1.14
1996...........      16.98              .22               3.31              3.53            .25         .49             .74
1997...........      19.77              .19               4.88              5.07            .22         .91            1.13
1998...........      23.71              .17               4.05              4.22            .19        1.49            1.68
1999**.........      26.25              .08               2.50              2.58            .18         .43             .61
---------------------------------------------------------------------------------------------------------------------------
CASH MANAGEMENT FUND
1994...........  $    1.00  $          .037    $            --    $         .037    $      .037   $      --   $        .037
1995...........       1.00             .054                 --              .054           .054          --            .054
1996...........       1.00             .049                 --              .049           .049          --            .049
1997...........       1.00             .050                 --              .050           .050          --            .050
1998...........       1.00             .049                 --              .049           .049          --            .049
1999**.........       1.00             .022                 --              .022           .022          --            .022
---------------------------------------------------------------------------------------------------------------------------
DISCOVERY FUND
1994...........  $   21.36  $           .06    $          (.62)   $         (.56)   $        --   $     .94   $         .94
1995...........      19.86              .11               4.62              4.73            .06        1.26            1.32
1996...........      23.27              .13               2.66              2.79            .11         .89            1.00
1997...........      25.06              .08               3.93              4.01            .14        1.16            1.30
1998...........      27.77              .09                .79               .88            .08        1.83            1.91
1999**.........      26.74             (.04)              1.45              1.41            .09         .10             .19
---------------------------------------------------------------------------------------------------------------------------
GOVERNMENT FUND
1994...........  $   10.42  $           .79    $         (1.21)   $         (.42)   $       .25   $     .05   $         .30
1995...........       9.70              .66                .78              1.44            .62          --             .62
1996...........      10.52              .68               (.33)              .35            .68          --             .68
1997...........      10.19              .72                .11               .83            .69          --             .69
1998...........      10.33              .66***             .08***            .74***         .66          --             .66
1999**.........      10.41              .28               (.25)              .03            .59          --             .59
---------------------------------------------------------------------------------------------------------------------------
GROWTH FUND
1994...........  $   17.45  $           .09    $          (.60)   $         (.51)   $        --   $     .21   $         .21
1995...........      16.73              .18               3.94              4.12            .09         .29             .38
1996...........      20.47              .18               4.68              4.86            .18         .59             .77
1997...........      24.56              .15               6.57              6.72            .18        1.86            2.04
1998...........      29.24              .10               7.69              7.79            .15        1.10            1.25
1999**.........      35.78              .02               4.44              4.46            .10        1.64            1.74
---------------------------------------------------------------------------------------------------------------------------

The following table sets forth the per share operating performance data for a trust share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.

     --------------------------------------------------------------------------------------------------------------------
                                                     R A T I O S / S U P P L E M E N T A L   D A T A
                          -----------------------------------------------------------------------------------------------------
                ---------
                                                                                         RATIO TO AVERAGE NET
                                                          RATIO TO AVERAGE              ASSETS BEFORE EXPENSES
                                                NET          NET ASSETS+                   WAIVED OR ASSUMED
                NET ASSET                    ASSETS -----------------------------    -----------------------------
                    VALUE          TOTAL     END OF                           NET                              NET    PORTFOLIO
                ---------         RETURN     PERIOD                    INVESTMENT                       INVESTMENT     TURNOVER
                      END             ++        (IN   EXPENSES             INCOME       EXPENSES            INCOME         RATE
                OF PERIOD            (%)  MILLIONS)        (%)                (%)            (%)               (%)          (%)
-------------------------------------------------------------------------------------------------------------------------------
BLUE CHIP FUND
1994........... $   13.75          (1.45) $      41        .88               1.49            N/A               N/A           82
1995...........     16.98          34.00         67        .86               1.91            N/A               N/A           26
1996...........     19.77          21.52        100        .84               1.39            N/A               N/A           45
1997...........     23.71          26.72        154        .81                .99            N/A               N/A           63
1998...........     26.25          18.66        205        .82                .79            N/A               N/A           91
1999**.........     28.22          10.04        236        .79(a)             .59(a)         N/A               N/A           51
-------------------------------------------------------------------------------------------------------------------------------
CASH MANAGEMENT FUND
1994........... $    1.00           3.77  $       4        .60               3.69           1.04              3.25          N/A
1995...........      1.00           5.51          4        .60               5.36           1.10              4.86          N/A
1996...........      1.00           5.00          4        .60               4.89           1.11              4.38          N/A
1997...........      1.00           5.08          5        .70               4.97           1.06              4.61          N/A
1998...........      1.00           5.02          7        .70               4.89            .99              4.60          N/A
1999**.........      1.00           2.19          8        .70(a)            4.34(a)         .96(a)           4.08(a)       N/A
-------------------------------------------------------------------------------------------------------------------------------
DISCOVERY FUND
1994........... $   19.86          (2.53) $      30        .88                .36            N/A               N/A           53
1995...........     23.27          25.23         51        .87                .63            N/A               N/A           78
1996...........     25.06          12.48         71        .85                .63            N/A               N/A           98
1997...........     27.77          16.84        100        .82                .34            N/A               N/A           85
1998...........     26.74           3.05        114        .83                .36            N/A               N/A          121
1999**.........     27.96           5.36        120        .83(a)            (.28)(a)         N/A              N/A           64
-------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT FUND
1994........... $    9.70          (4.10) $       8        .35               6.74            .90              6.19          457
1995...........     10.52          15.63         10        .40               6.79            .93              6.26          198
1996...........     10.19           3.59          9        .60               6.75            .94              6.41          199
1997...........     10.33           8.61          9        .60               6.95            .92              6.63          134
1998...........     10.41           7.54         11        .70               6.59            .87              6.42          107
1999**.........      9.85            .34         11        .73(a)            5.81(a)         .84(a)           5.70(a)        24
-------------------------------------------------------------------------------------------------------------------------------
GROWTH FUND
1994........... $   16.73          (2.87) $      33        .90                .60            N/A               N/A           40
1995...........     20.47          25.12         51        .88               1.11            N/A               N/A           64
1996...........     24.56          24.45         79        .85                .92            N/A               N/A           49
1997...........     29.24          29.28        128        .82                .64            N/A               N/A           27
1998...........     35.78          27.35        187        .82                .34            N/A               N/A           26
1999**.........     38.50          13.08        225        .80(a)             .15(a)         N/A               N/A           14
-------------------------------------------------------------------------------------------------------------------------------

FIRST INVESTORS LIFE SERIES FUND

    -------------------------------------------------------------------------------------------------------------------
                                                        P E R   S H A R E   D A T A
                 ----------------------------------------------------------------------------------------------------------

                                     INCOME FROM INVESTMENT OPERATIONS
                 NET ASSET  ----------------------------------------------------    LESS DISTRIBUTIONS FROM
                     VALUE                        NET REALIZED                      -----------------------
                 ---------              NET     AND UNREALIZED        TOTAL FROM            NET         NET
                 BEGINNING       INVESTMENT     GAIN (LOSS) ON        INVESTMENT     INVESTMENT    REALIZED           TOTAL
                 OF PERIOD           INCOME        INVESTMENTS        OPERATIONS         INCOME        GAIN   DISTRIBUTIONS
---------------------------------------------------------------------------------------------------------------------------
HIGH YIELD FUND
1994...........  $   11.16  $           .87    $         (1.14)   $         (.27)   $       .31   $      --   $         .31
1995...........      10.58             1.00                .95              1.95            .96          --             .96
1996...........      11.57             1.02                .35              1.37           1.01          --            1.01
1997...........      11.93              .98                .41              1.39           1.02          --            1.02
1998...........      12.30             1.00               (.62)              .38            .98          --             .98
1999**.........      11.70              .51               (.27)              .24           1.02         .02            1.04
---------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL SECURITIES FUND
1994...........  $   13.74  $           .14    $          (.32)   $         (.18)   $       .05   $      --   $         .05
1995...........      13.51              .19               2.25              2.44            .12         .25             .37
1996...........      15.58              .18               2.12              2.30            .19         .50             .69
1997...........      17.19              .18               1.26              1.44            .20        1.52            1.72
1998...........      16.91              .12               2.87              2.99            .16         .86            1.02
1999**.........      18.88              .12               1.81              1.93            .12         .03             .15
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT GRADE FUND
1994...........  $   10.95  $           .67    $         (1.06)   $         (.39)   $       .16   $     .09   $         .25
1995...........      10.31              .67               1.28              1.95            .53          --             .53
1996...........      11.73              .72               (.42)              .30            .67          --             .67
1997...........      11.36              .74                .31              1.05            .74          --             .74
1998...........      11.67              .68***             .33***           1.01***         .71          --             .71
1999**.........      11.97              .33               (.63)             (.30)           .70         .01             .71
---------------------------------------------------------------------------------------------------------------------------
TARGET MATURITY 2007 FUND
4/26/95* to
  12/31/95.....  $   10.00  $           .26    $          2.00    $         2.26    $        --   $      --   $          --
1996...........      12.26              .56               (.83)             (.27)           .23         .05             .28
1997...........      11.71              .59                .90              1.49            .57          --             .57
1998...........      12.63              .61               1.20              1.81            .61          --             .61
1999**.........      13.83              .32              (1.32)            (1.00)           .62          --             .62
---------------------------------------------------------------------------------------------------------------------------
TARGET MATURITY 2010 FUND
4/30/96* to
  12/31/96.....  $   10.00  $           .26    $           .90    $         1.16    $        --   $      --   $          --
1997...........      11.16              .45               1.29              1.74            .20          --             .20
1998...........      12.70              .51               1.25              1.76            .48         .01             .49
1999**.........      13.97              .30              (1.48)            (1.18)           .51          --             .51
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
                                                R A T I O S / S U P P L E M E N T A L   D A T A
                           ------------------------------------------------------------------------------------------
                 --------
                                                                                 RATIO TO AVERAGE NET
                      NET                            RATIO TO AVERAGE           ASSETS BEFORE EXPENSES
                    ASSET                  NET         NET ASSETS+                 WAIVED OR ASSUMED
                    VALUE               ASSETS  --------------------------    ---------------------------
                 --------      TOTAL    END OF                         NET                            NET    PORTFOLIO
                      END     RETURN    PERIOD                  INVESTMENT                     INVESTMENT    TURNOVER
                       OF         ++       (IN    EXPENSES          INCOME      EXPENSES           INCOME        RATE
                   PERIOD        (%)  MILLIONS)        (%)             (%)           (%)              (%)         (%)
---------------------------------------------------------------------------------------------------------------------
HIGH YIELD FUND
1994...........  $  10.58      (1.56) $     32         .88            9.43           N/A              N/A          50
1995...........     11.57      19.82        42         .87            9.86           N/A              N/A          57
1996...........     11.93      12.56        49         .85            9.43           N/A              N/A          34
1997...........     12.30      12.47        60         .83            8.88           N/A              N/A          40
1998...........     11.70       3.15        65         .83            8.93           N/A              N/A          42
1999**.........     10.90       2.23        66         .81(a)         9.27(a)        N/A              N/A          18
---------------------------------------------------------------------------------------------------------------------
INTERNATIONAL SECURITIES FUND
1994...........  $  13.51      (1.29) $     31        1.03            1.22           N/A              N/A          36
1995...........     15.58      18.70        41        1.02            1.42           N/A              N/A          45
1996...........     17.19      15.23        58        1.12            1.25           N/A              N/A          67
1997...........     16.91       9.09        74        1.13            1.15           N/A              N/A          71
1998...........     18.88      18.18        92        1.15             .75           N/A              N/A         109
1999**.........     20.66      10.31       103         .96(a)         1.19(a)        N/A              N/A          62
---------------------------------------------------------------------------------------------------------------------
INVESTMENT GRADE FUND
1994...........  $  10.31      (3.53) $     12         .37            6.61           .92             6.06          15
1995...........     11.73      19.69        16         .51            6.80           .91             6.40          26
1996...........     11.36       2.84        16         .60            6.47           .88             6.19          19
1997...........     11.67       9.81        17         .60            6.54           .87             6.27          41
1998...........     11.97       9.15        22         .68            5.97           .84             5.81          60
1999**.........     10.96      (2.62)       21         .67(a)         5.98(a)        .80(a)          5.85(a)       15
---------------------------------------------------------------------------------------------------------------------
TARGET MATURITY 2007 FUND
4/26/95* to
  12/31/95.....  $  12.26      22.60  $     10         .04(a)         6.25(a)        .87(a)          5.42(a)       28
1996...........     11.71      (2.16)       15         .60            6.05           .82             5.83          13
1997...........     12.63      13.38        20         .60            5.91           .82             5.69           1
1998...........     13.83      14.97        26         .67            5.18           .83             5.02           1
1999**.........     12.21      (7.34)       26         .65(a)         5.29(a)        .78(a)          5.16(a)        1
---------------------------------------------------------------------------------------------------------------------
TARGET MATURITY 2010 FUND
4/30/96* to
  12/31/96.....  $  11.16      11.60  $      2         .60(a)         6.05(a)        .98(a)          5.67(a)        0
1997...........     12.70      15.86         5         .60            5.88           .87             5.61          13
1998...........     13.97      14.36         9         .67            4.90           .82             4.75           0
1999**.........     12.28      (8.52)        9         .69(a)         5.24(a)        .82(a)          5.11(a)        4
---------------------------------------------------------------------------------------------------------------------

FIRST INVESTORS LIFE SERIES FUND

---------------------------------------------------------------------------------------------------------------
                                                  P E R   S H A R E   D A T A
                 ----------------------------------------------------------------------------------------------

                                INCOME FROM INVESTMENT OPERATIONS
                            -----------------------------------------
                                           NET REALIZED
                 NET ASSET                          AND                 LESS DISTRIBUTIONS FROM
                     VALUE                   UNREALIZED                 -----------------------
                 ---------           NET    GAIN (LOSS)    TOTAL FROM           NET         NET
                 BEGINNING    INVESTMENT             ON    INVESTMENT    INVESTMENT    REALIZED           TOTAL
                 OF PERIOD        INCOME    INVESTMENTS    OPERATIONS        INCOME        GAIN   DISTRIBUTIONS
---------------------------------------------------------------------------------------------------------------
UTILITIES INCOME FUND
1994...........  $    9.94  $        .24   $       (.96)  $      (.72)  $       .03   $      --   $         .03
1995...........       9.19           .28           2.46          2.74           .19          --             .19
1996...........      11.74           .32            .78          1.10           .27          --             .27
1997...........      12.57           .37           2.64          3.01           .36         .27             .63
1998...........      14.95           .32           1.46          1.78           .35         .55             .90
1999**.........      15.83           .16           1.23          1.39           .33         .51             .84
---------------------------------------------------------------------------------------------------------------

(a) Annualized
* Commencement of operations
** For the period January 1, 1999 to June 30, 1999
*** Based on average shares outstanding during the year
+Some or all expenses have been waived or assumed by the investment adviser from commencement of operations through June 30, 1999 (Note 4)
++The effect of fees and charges incurred at the separate account level are not reflected in these performance figures

                       See notes to financial statements

       --------------------------------------------------------------------------------------------------------------------
                                                       R A T I O S / S U P P L E M E N T A L   D A T A
                            ------------------------------------------------------------------------------------------------------
                 ---------
                                                                                            RATIO TO AVERAGE NET
                                                             RATIO TO AVERAGE              ASSETS BEFORE EXPENSES
                                                 NET            NET ASSETS+                   WAIVED OR ASSUMED
                 NET ASSET                    ASSETS   -----------------------------    -----------------------------
                     VALUE          TOTAL     END OF                             NET                              NET    PORTFOLIO
                 ---------         RETURN     PERIOD                      INVESTMENT                       INVESTMENT     TURNOVER
                       END             ++        (IN      EXPENSES            INCOME       EXPENSES            INCOME         RATE
                 OF PERIOD            (%)  MILLIONS)           (%)               (%)            (%)               (%)          (%)
----------------------------------------------------------------------------------------------------------------------------------
UTILITIES INCOME FUND
1994...........  $    9.19          (7.24) $       5           .17              4.13            .95              3.35           31
1995...........      11.74          30.26         15           .41              4.23            .91              3.73           17
1996...........      12.57           9.57         24           .60              3.48            .86              3.22           45
1997...........      14.95          25.07         34           .67              3.12            .85              2.94           64
1998...........      15.83          12.58         50           .73              2.61            .85              2.49          105
1999**.........      16.38           9.58         61           .62(a)           2.27(a)         .74(a)           2.15(a)        34
----------------------------------------------------------------------------------------------------------------------------------

(a) Annualized
* Commencement of operations
** For the period January 1, 1999 to June 30, 1999
*** Based on average shares outstanding during the year
+Some or all expenses have been waived or assumed by the investment adviser from commencement of operations through June 30, 1999 (Note 4)
++The effect of fees and charges incurred at the separate account level are not reflected in these performance figures

                       See notes to financial statements

INDEPENDENT AUDITORS' REPORT

To the Shareholders and Trustees of
First Investors Life Series Fund

We have audited the accompanying statement of assets and liabilities, including the portfolios of investments, of the eleven Funds comprising First Investors Life Series Fund as of June 30, 1999, the related statement of operations for the six months then ended, the statement of changes in net assets for the six months ended June 30, 1999 and the year ended December 31, 1998 and financial highlights for each of the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Life Series Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1999 by correspondence with the custodian and brokers. Where brokers have not replied to our confirmation requests, we have carried out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the eleven Funds comprising First Investors Life Series Fund at June 30, 1999, and the results of their operations, changes in their net assets and financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                                            TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
July 30, 1999

FIRST INVESTORS LIFE SERIES FUND

TRUSTEES
-------------------------------

JAMES J. COY (Emeritus)

GLENN O. HEAD

KATHRYN S. HEAD

LARRY R. LAVOIE

REX R. REED

HERBERT RUBINSTEIN

NANCY S. SCHAENEN

JAMES M. SRYGLEY

JOHN T. SULLIVAN

ROBERT F. WENTWORTH

OFFICERS
-------------------------------

GLENN O. HEAD
President

CONCETTA DURSO
Vice President and Secretary

JOSEPH I. BENEDEK
Treasurer

CAROL LERNER BROWN
Assistant Secretary

GREGORY R. KINGSTON
Assistant Treasurer

MARK S. SPENCER
Assistant Treasurer

FIRST INVESTORS LIFE SERIES FUND

SHAREHOLDER INFORMATION
---------------------------------------

INVESTMENT ADVISER
FIRST INVESTORS MANAGEMENT COMPANY, INC.
95 Wall Street
New York, NY 10005

SUBADVISER (Growth Fund and International Securities Fund Only)
WELLINGTON MANAGEMENT COMPANY, LLP
75 State Street
Boston, MA 02109

CUSTODIAN
THE BANK OF NEW YORK
48 Wall Street
New York, NY 10286

CUSTODIAN (International Securities Fund Only)
BROWN BROTHERS HARRIMAN & CO.
40 Water Street
Boston, MA 02109

TRANSFER AGENT
ADMINISTRATIVE DATA MANAGEMENT CORP.
581 Main Street
Woodbridge, NJ 07095-1198

LEGAL COUNSEL
KIRKPATRICK & LOCKHART LLP
1800 Massachusetts Avenue, N.W.
Washington, DC 20036

AUDITORS
TAIT, WELLER & BAKER
Eight Penn Center Plaza
Philadelphia, PA 19103

THE CASH MANAGEMENT FUND IS A MONEY MARKET FUND AND SEEKS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE. HOWEVER, THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO OR ACHIEVE ITS INVESTMENT OBJECTIVE. AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT.

It is the Fund's practice to mail only one copy of its annual and semi-annual reports to any address at which more than one shareholder with the same last name has indicated that mail is to be delivered. Additional copies of the reports will be mailed if requested by any shareholder in writing or by calling 800-423-4026. The Fund will ensure that separate reports are sent to any shareholder who subsequently changes his or her mailing address.

This report is authorized for distribution only to existing shareholders, and, if given to prospective shareholders, must be accompanied or preceded by the Fund's prospectus.

               [logo] First Investors


                   95 WALL STREET
              NEW YORK, NEW YORK 10005

                                                    LIFE310